UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	October 31, 2024

Vest US Large Cap 10% Buffer Strategies Fund

Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund, Vest Bitcoin Strategy Managed Volatility Fund (collectively, the “Vest Funds”)

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest US Large Cap 10% Buffer Strategies Fund Institutional Class Shares Ticker: BUIGX

This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Institutional Class for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	0.96%

How did the Fund perform last year?

The Institutional Class (the "Class") returned 24.49% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	25.50%
Expenses (annual expense ratio)	-0.96%
Commissions	-0.05%
Class NAV Performance	24.49%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Institutional Class - $19,770
S&P 500® Index - $30,119
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
8/23/2016*
10/31/2016
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Institutional Class	24.49%	9.29%	8.68%
S&P 500® Index	38.02%	15.27%	14.41%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

SPDR S&P 500® Call Options Purchased
101.22%
SPDR S&P 500® Put Options Purchased
2.38%
Money Market Fund
0.23%
SPDR S&P 500® Put Options Written
-1.27%
SPDR S&P 500® Call Options Written
-2.54%

Portfolio Composition
Options Purchased	103.60%
Money Market Fund	0.23%
Options Written	-3.81%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$424,235
Number of Holdings	45
Total Advisory Fee Paid	$3,066,940
Portfolio Turnover Rate	54.65%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest US Large Cap 10% Buffer Strategies Fund Investor Class Shares Ticker: BUMGX

This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Investor Class for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.21%

How did the Fund perform last year?

The Investor Class (the "Class") returned 24.16% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	25.42%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.05%
Class NAV Performance	24.16%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Investor Class - $19,001
S&P 500® Index - $29,136
$30,000
$25,000
$20,000
$15,000
$10,000
12/8/2016*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Investor Class	24.16%	9.03%	8.47%
S&P 500® Index	38.02%	15.27%	14.50%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Options Purchased	103.60%
Money Market Fund	0.23%
Options Written	-3.81%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$424,235
Number of Holdings	45
Total Advisory Fee Paid	$3,066,940
Portfolio Turnover Rate	54.65%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest US Large Cap 10% Buffer Strategies Fund Class A Shares Ticker: BUAGX

This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class A for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A (without load)	$136	1.21%

How did the Fund perform last year?

Class A (without load) (the "Class") returned 24.13% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	25.39%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.05%
Class NAV Performance	24.13%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class A - (without load) - $16,419
S&P 500® Index - $22,481
$25,000
$20,000
$15,000
$10,000
$5,000
7/24/2018*
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Class A (without load)	24.13%	9.03%	8.23%
Class A (with load)	16.94%	7.74%	7.21%
S&P 500® Index	38.02%	15.27%	13.79%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$424,235
Number of Holdings	45
Total Advisory Fee Paid	$3,066,940
Portfolio Turnover Rate	54.65%

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Sector Breakdown

Portfolio Composition
Options Purchased	103.60%
Money Market Fund	0.23%
Options Written	-3.81%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest US Large Cap 10% Buffer Strategies Fund Class C Shares Ticker: BUCGX

This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class C for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	1.96%

How did the Fund perform last year?

Class C (the "Class") returned 23.26% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	25.27%
Expenses (annual expense ratio)	-1.96%
Commissions	-0.05%
Class NAV Performance	23.26%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class C - $15,578
S&P 500® Index - $22,481
$25,000
$20,000
$15,000
$10,000
$5,000
7/24/2018*
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Class C	23.26%	8.21%	7.32%
S&P 500® Index	38.02%	15.27%	13.79%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Options Purchased	103.60%
Money Market Fund	0.23%
Options Written	-3.81%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$424,235
Number of Holdings	45
Total Advisory Fee Paid	$3,066,940
Portfolio Turnover Rate	54.65%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest US Large Cap 10% Buffer Strategies Fund Class R Shares Ticker: BURGX

This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class R for the period of May 2, 2024 (inception) to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$27¹	0.53%²

¹	Costs are for the period of May 2, 2024 to October 31, 2024. Costs for a full annual period would be higher.
²	Annualized.

How did the Fund perform last year?

Class R (the "Class") returned 7.78% for the period of May 2, 2024 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	8.34%
Expenses (annual expense ratio)	-0.53%
Commissions	-0.03%
Class NAV Performance	7.78%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class R - $10,778
S&P 500® Index - $11,343
$12,000
$11,000
$10,000
5/2/2024*
10/31/2024

*	Inception

Annual Performance

Total Return Since Inception
Class R	7.78%
S&P 500® Index	13.43%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Options Purchased	103.60%
Money Market Fund	0.23%
Options Written	-3.81%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$424,235
Number of Holdings	45
Total Advisory Fee Paid	$3,066,940
Portfolio Turnover Rate	54.65%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest US Large Cap 10% Buffer Strategies Fund Class Y Shares Ticker: BUYGX

This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class Y for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$80	0.71%

How did the Fund perform last year?

Class Y (the "Class") returned 24.76% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	25.52%
Expenses (annual expense ratio)	-0.71%
Commissions	-0.05%
Class NAV Performance	24.76%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class Y - $16,928
S&P 500® Index - $22,481
$25,000
$20,000
$15,000
$10,000
$5,000
7/24/2018*
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Class Y	24.76%	9.56%	8.76%
S&P 500® Index	38.02%	15.27%	13.79%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Options Purchased	103.60%
Money Market Fund	0.23%
Options Written	-3.81%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$424,235
Number of Holdings	45
Total Advisory Fee Paid	$3,066,940
Portfolio Turnover Rate	54.65%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest US Large Cap 20% Buffer Strategies Fund Institutional Class Shares Ticker: ENGIX

This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Institutional Class for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.95%

How did the Fund perform last year?

The Institutional Class (the "Class") returned 15.89% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	16.91%
Expenses (annual expense ratio)	-0.95%
Commissions	-0.07%
Class NAV Performance	15.89%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Institutional Class - $21,664
S&P 500® Index - $28,875
$30,000
$25,000
$20,000
$15,000
$10,000
12/21/2016*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Institutional Class	15.89%	9.49%	10.34%
S&P 500® Index	38.02%	15.27%	14.44%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

SPDR S&P 500® ETF Call Options Purchased
102.66%
SPDR S&P 500® ETF Put Options Purchased
2.45%
Money Market Fund
0.87%
SPDR S&P 500® ETF Put Options Written
-0.72%
SPDR S&P 500® ETF Call Options Written
-5.35%

Portfolio Composition
Options Purchased	105.11%
Money Market Fund	0.87%
Options Written	-6.07%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$117,589
Number of Holdings	41
Total Advisory Fee Paid	$609,662
Portfolio Turnover Rate	24.41%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest US Large Cap 20% Buffer Strategies Fund Investor Class Shares Ticker: ENGLX

This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Investor Class for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$129	1.20%

How did the Fund perform last year?

The Investor Class (the "Class") returned 15.58% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	16.85%
Expenses (annual expense ratio)	-1.20%
Commissions	-0.07%
Class NAV Performance	15.58%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Investor Class - $21,030
S&P 500® Index - $28,642
$30,000
$25,000
$20,000
$15,000
$10,000
2/1/2017*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Investor Class	15.58%	9.25%	10.07%
S&P 500® Index	38.02%	15.27%	14.55%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Options Purchased	105.11%
Money Market Fund	0.87%
Options Written	-6.07%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$117,589
Number of Holdings	41
Total Advisory Fee Paid	$609,662
Portfolio Turnover Rate	24.41%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest US Large Cap 20% Buffer Strategies Fund Class A Shares Ticker: ENGAX

This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class A for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A (without load)	$130	1.21%

How did the Fund perform last year?

Class A (without load) (the "Class") returned 15.65% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	16.93%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.07%
Class NAV Performance	15.65%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class A (without load) - $20,738
S&P 500® Index - $28,642
$30,000
$25,000
$20,000
$15,000
$10,000
2/1/2017*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Class A (without load)	15.65%	8.98%	9.87%
Class A (with load)	9.00%	7.69%	9.04%
S&P 500® Index	38.02%	15.27%	14.55%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Options Purchased	105.11%
Money Market Fund	0.87%
Options Written	-6.07%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$117,589
Number of Holdings	41
Total Advisory Fee Paid	$609,662
Portfolio Turnover Rate	24.41%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest US Large Cap 20% Buffer Strategies Fund Class C Shares Ticker: ENGCX

This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class C for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.95%

How did the Fund perform last year?

Class C (the "Class") returned 14.75% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	16.77%
Expenses (annual expense ratio)	-1.95%
Commissions	-0.07%
Class NAV Performance	14.75%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class C - $16,260
S&P 500® Index - $22,481
$25,000
$20,000
$15,000
$10,000
$5,000
7/24/2018*
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Class C	14.75%	8.26%	8.06%
S&P 500® Index	38.02%	15.27%	13.79%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Options Purchased	105.11%
Money Market Fund	0.87%
Options Written	-6.07%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$117,589
Number of Holdings	41
Total Advisory Fee Paid	$609,662
Portfolio Turnover Rate	24.41%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest US Large Cap 20% Buffer Strategies Fund Class R Shares Ticker: ENGRX

This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class R for the period of May 2, 2024 (Inception) to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$0	0.00%

Expenses reflect the small amount of net assest in Class R. Expenses would have been 0.49%.

How did the Fund perform last year?

Class R (the "Class") returned 5.64% for the period of May 2, 2024 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 13.43% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	5.68%
Commissions	-0.04%
Class NAV Performance	5.64%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class R - $10,564
S&P 500® Index - $11,343
$12,000
$11,000
$10,000
5/2/2024*
10/31/2024

*	Inception

Annual Performance

Total Return Since Inception
Class R	5.64%
S&P 500® Index	13.43%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Options Purchased	105.11%
Money Market Fund	0.87%
Options Written	-6.07%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$117,589
Number of Holdings	41
Total Advisory Fee Paid	$609,662
Portfolio Turnover Rate	24.41%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest US Large Cap 20% Buffer Strategies Fund Class Y Shares Ticker: ENGYX

This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class Y for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	0.71%

How did the Fund perform last year?

Class Y (the "Class") returned 16.15% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	16.93%
Expenses (annual expense ratio)	-0.71%
Commissions	-0.07%
Class NAV Performance	16.15%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class Y - $17,650
S&P 500® Index - $22,481
$25,000
$20,000
$15,000
$10,000
$5,000
7/24/2018*
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Class Y	16.15%	9.72%	9.48%
S&P 500® Index	38.02%	15.27%	13.79%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Options Purchased	105.11%
Money Market Fund	0.87%
Options Written	-6.07%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$117,589
Number of Holdings	41
Total Advisory Fee Paid	$609,662
Portfolio Turnover Rate	24.41%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest S&P 500® Dividend Aristocrats Target Income Fund Institutional Class Shares Ticker: KNGIX

This annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Institutional Class for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	0.96%

How did the Fund perform last year?

The Institutional Class (the "Class") returned 20.31% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	24.18%
Options Holdings	-2.62%
Expenses (annual expense ratio)	-0.96%
Commissions	-0.29%
Class NAV Performance	20.31%

The Fund holds a combination of equities and options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund's equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund's option holdings. The third component is the pro-rated expense ratio for this Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Institutional Class - $18,923
S&P 500® Index - $25,906
$30,000
$25,000
$20,000
$15,000
$10,000
9/11/2017*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Institutional Class	20.31%	8.58%	9.35%
S&P 500® Index	38.02%	15.27%	14.27%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Sector Breakdown

Consumer Staples
23.65%
Industrials
23.29%
Materials
12.01%
Health Care
10.65%
Financials
10.50%
Utilities
4.62%
Consumer Discretionary
4.49%
Real Estate
4.40%
Information Technology
3.07%
Energy
2.84%
Money Market Fund
0.63%

Top Ten Holdings
Kenvue, Inc.	1.81%
The Clorox Co.	1.72%
Air Products and Chemicals, Inc.	1.71%
Grainger WW, Inc.	1.71%
Pentair plc	1.70%
Cincinnati Financial Corp.	1.69%
Automatic Data Processing, Inc.	1.68%
Fastenal Co.	1.67%
Walmart, Inc.	1.67%
Abbvie, Inc.	1.66%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$62,326
Number of Holdings	97
Total Advisory Fee Paid	$485,768
Portfolio Turnover Rate	536.68%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest S&P 500® Dividend Aristocrats Target Income Fund Investor Class Shares Ticker: KNGLX

This annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Investor Class for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$133	1.21%

How did the Fund perform last year?

The Investor Class (the "Class") returned 20.05% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	24.19%
Options Holdings	-2.64%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.29%
Class NAV Performance	20.05%

The Fund holds a combination of equities and options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund's equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund's option holdings. The third component is the pro-rated expense ratio for this Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Investor Class - $18,568
S&P 500® Index - $25,906
$30,000
$25,000
$20,000
$15,000
$10,000
9/11/2017*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Investor Class	20.05%	8.30%	9.06%
S&P 500® Index	38.02%	15.27%	14.27%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Kenvue, Inc.	1.81%
The Clorox Co.	1.72%
Air Products and Chemicals, Inc.	1.71%
Grainger WW, Inc.	1.71%
Pentair plc	1.70%
Cincinnati Financial Corp.	1.69%
Automatic Data Processing, Inc.	1.68%
Fastenal Co.	1.67%
Walmart, Inc.	1.67%
Abbvie, Inc.	1.66%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$62,326
Number of Holdings	97
Total Advisory Fee Paid	$485,768
Portfolio Turnover Rate	536.68%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest S&P 500® Dividend Aristocrats Target Income Fund Class A Shares Ticker: KNGAX

This annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Class A for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A (without load)	$133	1.21%

How did the Fund perform last year?

Class A (without load) (the "Class") returned 20.00% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	24.18%
Options Holdings	-2.68%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.29%
Class NAV Performance	20.00%

The Fund holds a combination of equities and options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund's equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund's option holdings. The third component is the pro-rated expense ratio for this Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class A (without load) - $18,599
S&P 500® Index - $25,906
$30,000
$25,000
$20,000
$15,000
$10,000
9/11/2017*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Class A (without load)	20.00%	8.31%	9.08%
Class A (with load)	13.10%	7.03%	8.18%
S&P 500® Index	38.02%	15.27%	14.27%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Kenvue, Inc.	1.81%
The Clorox Co.	1.72%
Air Products and Chemicals, Inc.	1.71%
Grainger WW, Inc.	1.71%
Pentair plc	1.70%
Cincinnati Financial Corp.	1.69%
Automatic Data Processing, Inc.	1.68%
Fastenal Co.	1.67%
Walmart, Inc.	1.67%
Abbvie, Inc.	1.66%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$62,326
Number of Holdings	97
Total Advisory Fee Paid	$485,768
Portfolio Turnover Rate	536.68%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest S&P 500® Dividend Aristocrats Target Income Fund Class C Shares Ticker: KNGCX

This annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Class C for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	1.96%

How did the Fund perform last year?

Class C (the "Class") returned 19.15% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	24.29%
Options Holdings	-2.89%
Expenses (annual expense ratio)	-1.96%
Commissions	-0.29%
Class NAV Performance	19.15%

The Fund holds a combination of equities and options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund's equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund's option holdings. The third component is the pro-rated expense ratio for this Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class C - $17,610
S&P 500® Index - $25,906
$30,000
$25,000
$20,000
$15,000
$10,000
9/11/2017*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Class C	19.15%	7.51%	8.25%
S&P 500® Index	38.02%	15.27%	14.27%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Kenvue, Inc.	1.81%
The Clorox Co.	1.72%
Air Products and Chemicals, Inc.	1.71%
Grainger WW, Inc.	1.71%
Pentair plc	1.70%
Cincinnati Financial Corp.	1.69%
Automatic Data Processing, Inc.	1.68%
Fastenal Co.	1.67%
Walmart, Inc.	1.67%
Abbvie, Inc.	1.66%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$62,326
Number of Holdings	97
Total Advisory Fee Paid	$485,768
Portfolio Turnover Rate	536.68%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest S&P 500® Dividend Aristocrats Target Income Fund Class R Shares Ticker: KNGRX

This annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Class R for the period of May 2, 2024 (Inception) to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$0	0.00%

Expenses reflect the small amount of net assest in Class R. Expenses would have been 0.49%.

How did the Fund perform last year?

Class R (the "Class") returned 6.81% for the period of May 2, 2024 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 13.43% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	13.92%
Options Holdings	-6.96%
Commissions	-0.15%
Class NAV Performance	6.81%

The Fund holds a combination of equities and options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund's equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund's option holdings. The third component is the pro-rated expense ratio for this Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class R - $10,681
S&P 500® Index - $11,343
$12,000
$11,000
$10,000
5/2/2024*
10/31/24

*	Inception

Annual Performance

Total Return Since Inception
Class R	6.81%
S&P 500® Index	13.43%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Kenvue, Inc.	1.81%
The Clorox Co.	1.72%
Air Products and Chemicals, Inc.	1.71%
Grainger WW, Inc.	1.71%
Pentair plc	1.70%
Cincinnati Financial Corp.	1.69%
Automatic Data Processing, Inc.	1.68%
Fastenal Co.	1.67%
Walmart, Inc.	1.67%
Abbvie, Inc.	1.66%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$62,326
Number of Holdings	97
Total Advisory Fee Paid	$485,768
Portfolio Turnover Rate	536.68%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest S&P 500® Dividend Aristocrats Target Income Fund Class Y Shares Ticker: KNGYX

This annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Class Y for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$78	0.71%

How did the Fund perform last year?

Class Y (the "Class") returned 20.64% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	24.18%
Options Holdings	-2.54%
Expenses (annual expense ratio)	-0.71%
Commissions	-0.29%
Class NAV Performance	20.64%

The Fund holds a combination of equities and options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund's equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund's option holdings. The third component is the pro-rated expense ratio for this Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class Y - $17,527
S&P 500® Index - $22,479
$25,000
$20,000
$15,000
$10,000
$5,000
7/24/2018*
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Class Y	20.64%	8.87%	9.36%
S&P 500® Index	38.02%	15.27%	13.79%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Kenvue, Inc.	1.81%
The Clorox Co.	1.72%
Air Products and Chemicals, Inc.	1.71%
Grainger WW, Inc.	1.71%
Pentair plc	1.70%
Cincinnati Financial Corp.	1.69%
Automatic Data Processing, Inc.	1.68%
Fastenal Co.	1.67%
Walmart, Inc.	1.67%
Abbvie, Inc.	1.66%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$62,326
Number of Holdings	97
Total Advisory Fee Paid	$485,768
Portfolio Turnover Rate	536.68%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest Bitcoin Strategy Managed Volatility Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest Bitcoin Strategy Managed Volatility Fund Institutional Class Shares Ticker: BTCVX

This annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund, Institutional Class for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$141	0.99%

How did the Fund perform last year?

The Institutional Class (the "Class") returned 85.73% for the period of November 1, 2023 to October 31, 2024. The Class outperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This overperformance was due to the following:

Class NAV Performance Attributed to*:

Futures Plus Interest on Cash Equivalents	86.82%
Expenses (annual expense ratio)	-0.99%
Commissions	-0.10%
Class NAV Performance	85.73%

The Fund holds futures contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the futures to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's futures holdings plus interest earned on cash equivalents. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Institutional Class	85.73%	13.32%
S&P 500® Index	38.02%	9.57%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest Bitcoin Strategy Managed Volatility Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Money Market Fund	83.18%
Cash	12.95%
Derivatives	2.24%
Other Assets, Net	1.63%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$7,590
Number of Holdings	1¹
Total Advisory Fee Paid	$46,662
Portfolio Turnover Rate	456.06%

[1]	Excludes derivatives held by the Fund

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest Bitcoin Strategy Managed Volatility Fund to Vest Bitcoin Strategy Managed Volatility Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/products/bitcoin-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest Bitcoin Strategy Managed Volatility Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest Bitcoin Strategy Managed Volatility Fund Investor Class Shares Ticker: BTCLX

This annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund, Investor Class for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.24%

How did the Fund perform last year?

The Investor Class (the "Class") returned 86.33% for the period of November 1, 2023 to October 31, 2024. The Class outperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This overperformance was due to the following:

Class NAV Performance Attributed to*:

Futures Plus Interest on Cash Equivalents	87.67%
Expenses (annual expense ratio)	-1.24%
Commissions	-0.10%
Class NAV Performance	86.33%

The Fund holds futures contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the futures to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's futures holdings plus interest earned on cash equivalents. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Investor Class	86.33%	13.63%
S&P 500® Index	38.02%	9.57%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest Bitcoin Strategy Managed Volatility Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Money Market Fund	83.18%
Cash	12.95%
Derivatives	2.24%
Other Assets, Net	1.63%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$7,590
Number of Holdings	1¹
Total Advisory Fee Paid	$46,662
Portfolio Turnover Rate	456.06%

[1]	Excludes derivatives held by the Fund

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest Bitcoin Strategy Managed Volatility Fund to Vest Bitcoin Strategy Managed Volatility Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/products/bitcoin-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest Bitcoin Strategy Managed Volatility Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest Bitcoin Strategy Managed Volatility Fund Class R Shares Ticker: BTCRX

This annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund, Class R for the period of May 2, 2024 (Inception) to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$27¹	0.50%²

¹ Costs are for the period of May 2, 2024 to October 31, 2024. Costs for a full annual period would be higher.

² Annualized.

How did the Fund perform last year?

Class R (the "Class") returned 17.77% for the period of May 2, 2024 to October 31, 2024. The Class outperformed its benchmark, the S&P 500® Index, which returned 13.43% for the same Period. This overperformance was due to the following:

Class NAV Performance Attributed to*:

Futures Plus Interest on Cash Equivalents	18.32%
Expenses (annual expense ratio)	-0.50%
Commissions	-0.05%
Class NAV Performance	17.77%

The Fund holds futures contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the futures to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's futures holdings plus interest earned on cash equivalents. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

*	Inception

Annual Performance

Total Return Since Inception
Class R	17.77%
S&P 500® Index	13.43%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest Bitcoin Strategy Managed Volatility Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Money Market Fund	83.18%
Cash	12.95%
Derivatives	2.24%
Other Assets, Net	1.63%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$7,590
Number of Holdings	1³
Total Advisory Fee Paid	$46,662
Portfolio Turnover Rate	456.06%

[3]	Excludes derivatives held by the Fund

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest Bitcoin Strategy Managed Volatility Fund to Vest Bitcoin Strategy Managed Volatility Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/products/bitcoin-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Vest Bitcoin Strategy Managed Volatility Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Vest Bitcoin Strategy Managed Volatility Fund Class Y Shares Ticker: BTCYX

This annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund, Class Y for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$128	0.89%

How did the Fund perform last year?

Class Y (the "Class") returned 87.26% for the period of November 1, 2023 to October 31, 2024. The Class outperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This overperformance was due to the following:

Class NAV Performance Attributed to*:

Futures Plus Interest on Cash Equivalents	88.25%
Expenses (annual expense ratio)	-0.89%
Commissions	-0.10%
Class NAV Performance	87.26%

The Fund holds futures contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the futures to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's futures holdings plus interest earned on cash equivalents. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Class Y	87.26%	13.66%
S&P 500® Index	38.02%	9.57%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest Bitcoin Strategy Managed Volatility Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Money Market Fund	83.18%
Cash	12.95%
Derivatives	2.24%
Other Assets, Net	1.63%

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$7,590
Number of Holdings	1¹
Total Advisory Fee Paid	$46,662
Portfolio Turnover Rate	456.06%

[1]	Excludes derivatives held by the Fund

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest Bitcoin Strategy Managed Volatility Fund to Vest Bitcoin Strategy Managed Volatility Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.vestfin.com/products/bitcoin-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

ITEM 1. (b). No notice transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940 contained disclosures specified by paragraph (c)(3) of that rule.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $67,375 for 2024 and $67,375 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $24,000 for 2024 and $22,000 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $3,000 for 2024 and $0 for 2023.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the year ended October 31, 2024

THE VEST FAMILY OF FUNDS

Vest US Large Cap 10% Buffer Strategies Fund

Vest US Large Cap 20% Buffer Strategies Fund

Vest S&P 500® Dividend Aristocrats Target Income Fund

Vest Bitcoin Strategy Managed Volatility Fund

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest US Large Cap 10% Buffer Strategies Fund
Schedule of InvestmentsOctober 31, 2024

					Shares	Value
0.23%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.71%(A)				958,549	$958,549
	(Cost: $958,549)

103.60%	OPTIONS PURCHASED(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
101.22%	CALL OPTIONS
	SPDR S&P 500 ETF	636	$36,165,504	$0.01	06/18/2025	$36,082,143
	SPDR S&P 500 ETF	773	43,955,872	0.01	07/15/2026	43,654,131
	SPDR S&P 500 ETF	775	44,069,600	0.01	11/19/2025	43,868,697
	SPDR S&P 500 ETF	2,380	135,336,320	0.01	12/18/2024	135,307,784
	SPDR S&P 500 ETF	998	56,750,272	0.01	03/20/2025	56,685,123
	SPDR S&P 500 ETF	447	25,418,208	0.01	11/20/2024	25,412,844
	SPDR S&P 500 ETF	818	46,514,752	0.01	04/21/2027	46,110,905
	SPDR S&P 500 ETF	751	42,704,864	0.01	07/21/2027	42,306,774
	TOTAL CALL OPTIONS PURCHASED					429,428,401
	(Cost: $333,220,079)

2.38%	PUT OPTIONS
	SPDR S&P 500 ETF	624	35,483,136	560.62	08/20/2025	1,491,192
	SPDR S&P 500 ETF	624	35,483,136	472.29	01/15/2025	144,206
	SPDR S&P 500 ETF	624	35,483,136	582.30	10/15/2025	2,053,328
	SPDR S&P 500 ETF	624	35,483,136	500.55	04/16/2025	492,015
	SPDR S&P 500 ETF	624	35,483,136	556.94	07/16/2025	1,332,833
	SPDR S&P 500 ETF	624	35,483,136	561.40	09/17/2025	1,576,286
	SPDR S&P 500 ETF	624	35,483,136	548.49	06/18/2025	1,143,723
	SPDR S&P 500 ETF	624	35,483,136	468.26	12/18/2024	88,592
	SPDR S&P 500 ETF	624	35,483,136	520.48	03/19/2025	552,733
	SPDR S&P 500 ETF	624	35,483,136	449.68	11/20/2024	25,172
	SPDR S&P 500 ETF	624	35,483,136	497.21	02/19/2025	340,320
	SPDR S&P 500 ETF	624	35,483,136	529.78	05/21/2025	843,442
	TOTAL PUT OPTIONS PURCHASED					10,083,842
	(Cost: $17,212,053)

103.60%	TOTAL OPTIONS PURCHASED					439,512,243
	(Cost: $350,432,132)

103.83%	TOTAL INVESTMENTS					440,470,792
	(Cost: $351,390,681)
(3.83%)	Liabilities in excess of other assets					(16,235,623)
100.00%	NET ASSETS					$424,235,169

(A)Effective 7 day yield as of October 31, 2024.

(B)All or a portion of the options purchased are held as collateral for the options written.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options WrittenOctober 31, 2024

(3.81%)	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(2.54%)	CALL OPTIONS
	SPDR S&P 500 ETF	624	$(35,483,136)	$645.17	08/20/2025	$(491,849)
	SPDR S&P 500 ETF	624	(35,483,136)	667.69	10/15/2025	(388,512)
	SPDR S&P 500 ETF	624	(35,483,136)	552.25	01/15/2025	(1,952,256)
	SPDR S&P 500 ETF	624	(35,483,136)	596.23	04/16/2025	(950,474)
	SPDR S&P 500 ETF	624	(35,483,136)	648.78	07/16/2025	(342,741)
	SPDR S&P 500 ETF	624	(35,483,136)	639.21	09/17/2025	(682,675)
	SPDR S&P 500 ETF	624	(35,483,136)	637.67	06/18/2025	(390,927)
	SPDR S&P 500 ETF	624	(35,483,136)	553.24	12/18/2024	(1,683,951)
	SPDR S&P 500 ETF	624	(35,483,136)	588.67	02/19/2025	(830,163)
	SPDR S&P 500 ETF	624	(35,483,136)	611.20	03/19/2025	(499,509)
	SPDR S&P 500 ETF	624	(35,483,136)	539.14	11/20/2024	(2,093,710)
	SPDR S&P 500 ETF	624	(35,483,136)	625.80	05/21/2025	(465,963)
	TOTAL CALL OPTIONS WRITTEN					(10,772,730)
	(Premiums received : ($5,058,895))

(1.27%)	PUT OPTIONS
	SPDR S&P 500 ETF	624	(35,483,136)	504.56	08/20/2025	(800,645)
	SPDR S&P 500 ETF	624	(35,483,136)	425.06	01/15/2025	(87,051)
	SPDR S&P 500 ETF	624	(35,483,136)	524.07	10/15/2025	(1,135,365)
	SPDR S&P 500 ETF	624	(35,483,136)	450.49	04/16/2025	(262,351)
	SPDR S&P 500 ETF	624	(35,483,136)	501.25	07/16/2025	(707,797)
	SPDR S&P 500 ETF	624	(35,483,136)	505.26	09/17/2025	(865,329)
	SPDR S&P 500 ETF	624	(35,483,136)	493.64	06/18/2025	(595,973)
	SPDR S&P 500 ETF	624	(35,483,136)	421.43	12/18/2024	(51,942)
	SPDR S&P 500 ETF	624	(35,483,136)	447.49	02/19/2025	(172,645)
	SPDR S&P 500 ETF	624	(35,483,136)	468.43	03/19/2025	(261,522)
	SPDR S&P 500 ETF	624	(35,483,136)	404.71	11/20/2024	(15,538)
	SPDR S&P 500 ETF	624	(35,483,136)	476.80	05/21/2025	(433,000)
	TOTAL PUT OPTIONS WRITTEN					(5,389,158)
	(Premiums received : ($8,600,963))

(3.81%)	TOTAL OPTIONS WRITTEN					$(16,161,888)
	(Premiums received : ($13,659,858))

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options Written - continuedas of October 31, 2024

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Options Purchased	$439,512,243	$—	$439,512,243	$(16,161,888)	$—	$423,350,355

Liabilities:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Options Written	$(16,161,888)	$—	$(16,161,888)	$16,161,888	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest US Large Cap 20% Buffer Strategies Fund
Schedule of InvestmentsOctober 31, 2024

					Shares	Value
0.87%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.71%(A)				1,022,493	$1,022,492
	(Cost: $1,022,492)

105.11%	OPTIONS PURCHASED(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
102.66%	CALL OPTIONS
	SPDR S&P 500 ETF	673	$38,269,472	$0.02	02/19/2025	$38,224,875
	SPDR S&P 500 ETF	814	46,287,296	0.02	04/21/2027	45,884,685
	SPDR S&P 500 ETF	385	21,892,640	0.02	07/21/2027	21,688,560
	SPDR S&P 500 ETF	264	15,012,096	0.02	02/18/2026	14,927,268
	TOTAL CALL OPTIONS PURCHASED					120,725,388
	(Cost: $100,777,529)

2.45%	PUT OPTIONS
	SPDR S&P 500 ETF	178	10,121,792	497.20	02/19/2025	97,066
	SPDR S&P 500 ETF	178	10,121,792	520.47	03/19/2025	157,647
	SPDR S&P 500 ETF	178	10,121,792	500.54	04/16/2025	140,330
	SPDR S&P 500 ETF	178	10,121,792	529.77	05/21/2025	240,567
	SPDR S&P 500 ETF	178	10,121,792	548.48	06/18/2025	326,214
	SPDR S&P 500 ETF	178	10,121,792	556.93	07/16/2025	380,156
	SPDR S&P 500 ETF	178	10,121,792	560.61	08/20/2025	425,324
	SPDR S&P 500 ETF	178	10,121,792	561.39	09/17/2025	449,597
	SPDR S&P 500 ETF	178	10,121,792	582.29	10/15/2025	585,661
	SPDR S&P 500 ETF	178	10,121,792	449.67	11/20/2024	7,180
	SPDR S&P 500 ETF	178	10,121,792	468.25	12/18/2024	25,268
	SPDR S&P 500 ETF	178	10,121,792	472.28	01/15/2025	41,131
	TOTAL PUT OPTIONS PURCHASED					2,876,141
	(Cost: $4,676,138)

105.11%	TOTAL OPTIONS PURCHASED					123,601,529
	(Cost: $105,453,667)

105.98%	TOTAL INVESTMENTS					124,624,021
	(Cost: $106,476,159)
(5.98%)	Liabilities in excess of other assets					(7,034,588)
100.00%	NET ASSETS					$117,589,433

(A)Effective 7 day yield as of October 31, 2024.

(B)All or a portion of the options purchased are held as collateral for the options written.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options WrittenOctober 31, 2024

(6.07%)	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(5.35%)	CALL OPTIONS
	SPDR S&P 500 ETF	178	$(10,121,792)	$557.37	02/19/2025	$(572,515)
	SPDR S&P 500 ETF	178	(10,121,792)	582.72	03/19/2025	(347,913)
	SPDR S&P 500 ETF	178	(10,121,792)	560.42	04/16/2025	(644,239)
	SPDR S&P 500 ETF	178	(10,121,792)	592.08	05/21/2025	(369,417)
	SPDR S&P 500 ETF	178	(10,121,792)	612.54	06/18/2025	(246,882)
	SPDR S&P 500 ETF	178	(10,121,792)	619.31	07/16/2025	(231,260)
	SPDR S&P 500 ETF	178	(10,121,792)	619.14	08/20/2025	(287,382)
	SPDR S&P 500 ETF	178	(10,121,792)	616.81	09/17/2025	(343,847)
	SPDR S&P 500 ETF	178	(10,121,792)	640.05	10/15/2025	(211,014)
	SPDR S&P 500 ETF	178	(10,121,792)	507.37	11/20/2024	(1,128,040)
	SPDR S&P 500 ETF	178	(10,121,792)	522.47	12/18/2024	(944,350)
	SPDR S&P 500 ETF	178	(10,121,792)	524.23	01/15/2025	(964,550)
	TOTAL CALL OPTIONS WRITTEN					(6,291,409)
	(Premiums received: ($3,530,632))

(0.72%)	PUT OPTIONS
	SPDR S&P 500 ETF	178	(10,121,792)	397.77	02/19/2025	(28,803)
	SPDR S&P 500 ETF	178	(10,121,792)	416.38	03/19/2025	(39,256)
	SPDR S&P 500 ETF	178	(10,121,792)	400.44	04/16/2025	(42,487)
	SPDR S&P 500 ETF	178	(10,121,792)	423.82	05/21/2025	(62,864)
	SPDR S&P 500 ETF	178	(10,121,792)	438.78	06/18/2025	(91,361)
	SPDR S&P 500 ETF	178	(10,121,792)	445.55	07/16/2025	(114,398)
	SPDR S&P 500 ETF	178	(10,121,792)	448.49	08/20/2025	(125,684)
	SPDR S&P 500 ETF	178	(10,121,792)	449.12	09/17/2025	(133,483)
	SPDR S&P 500 ETF	178	(10,121,792)	465.83	10/15/2025	(183,010)
	SPDR S&P 500 ETF	178	(10,121,792)	359.74	11/20/2024	(2,420)
	SPDR S&P 500 ETF	178	(10,121,792)	374.60	12/18/2024	(9,944)
	SPDR S&P 500 ETF	178	(10,121,792)	377.82	01/15/2025	(16,555)
	TOTAL CALL OPTIONS WRITTEN					(850,265)
	(Premiums received: ($1,217,358))

(6.07%)	TOTAL OPTIONS WRITTEN					$(7,141,674)
	(Premiums received: ($4,747,990))

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options Written - continuedas of October 31, 2024

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Options Purchased	$123,601,529	$ —	$123,601,529	$(7,141,674)	$ —	$116,549,855

Liabilities:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Options Written	$(7,141,674)	$ —	$(7,141,674)	$7,141,674	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
Schedule of InvestmentsOctober 31, 2024

		Shares	Value
99.52%	COMMON STOCKS

4.49%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	6,597	$756,676
	Lowe’s Companies, Inc.(A)	3,865	1,011,973
	McDonald’s Corp.(A)	3,534	1,032,317
			2,800,966

23.65%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.(A)	14,294	789,172
	Brown-Forman Corp. Class B	20,483	901,866
	Church & Dwight Co.	8,924	891,597
	The Clorox Co.(A)	6,743	1,069,103
	The Coca-Cola Co.(A)	13,608	888,738
	Colgate-Palmolive Co.(A)	9,270	868,692
	Hormel Foods Corp.(A)	28,420	868,231
	The JM Smucker Co.	7,668	870,395
	Kenvue, Inc.(A)	49,286	1,130,128
	Kimberly-Clark Corp.(A)	6,373	855,129
	McCormick & Co., Inc.(B)	12,064	943,887
	PepsiCo, Inc.(A)	5,325	884,376
	The Procter & Gamble Co.(A)	5,330	880,409
	Sysco Corp.	12,578	942,721
	Target Corp.(A)	6,115	917,495
	Walmart, Inc.	12,684	1,039,454
			14,741,393

2.84%	ENERGY
	Chevron Corp.(A)	5,775	859,435
	Exxon Mobil Corp.(A)	7,786	909,249
			1,768,684

10.50%	FINANCIALS
	Aflac, Inc.(A)	9,513	996,867
	Brown & Brown, Inc.	9,179	960,491
	Cincinnati Financial Corp.	7,461	1,050,733
	Franklin Resources, Inc.	39,140	812,938
	Chubb Ltd.	3,444	972,723
	S&P 500 Global, Inc.(A)	1,859	892,989
	T Rowe Price Group, Inc.	7,829	860,094
			6,546,835

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
Schedule of Investments - continuedOctober 31, 2024

		Shares	Value
10.65%	HEALTH CARE
	Abbott Laboratories(A)	8,349	$946,526
	Abbvie, Inc.(A)	5,082	1,036,067
	Becton Dickinson & Co.	3,773	881,335
	Cardinal Health, Inc.(A)	9,260	1,004,895
	Johnson & Johnson(A)	5,730	915,998
	Medtronic plc(A)	11,198	999,422
	West Pharmaceutical Services I	2,766	851,734
			6,635,977

23.29%	INDUSTRIALS
	A O Smith Corp.	11,089	832,784
	Automatic Data Processing, Inc.(A)	3,624	1,048,206
	Caterpillar, Inc.(A)	2,665	1,002,573
	CH Robinson Worldwide, Inc.	9,927	1,022,878
	Cintas Corp.	4,750	977,597
	Dover Corp.	5,079	961,607
	Emerson Electric Co.(A)	7,850	849,920
	Expeditors International of Washington, Inc.	7,220	859,180
	Fastenal Co.	13,304	1,040,107
	General Dynamics Corp.(A)	3,146	917,405
	Grainger WW, Inc.	960	1,064,861
	Illinois Tool Works, Inc.	3,742	977,148
	Nordson Corp.	3,795	940,743
	Pentair plc	10,686	1,059,196
	Stanley Black & Decker, Inc.	10,366	963,416
			14,517,621

3.07%	INFORMATION TECHNOLOGY
	International Business Machines Corp.(A)	4,866	1,005,900
	Roper Technologies, Inc.	1,683	905,000
			1,910,900

12.01%	MATERIALS
	Air Products and Chemicals, Inc.	3,442	1,068,844
	Albemarle Corp.(A)	9,854	933,469
	Amcor plc	88,841	988,800
	Ecolab, Inc.	3,649	896,669
	Linde plc	2,018	920,511
	Nucor Corp.(A)	5,785	820,544
	PPG Industries, Inc.(A)	7,150	890,246
	The Sherwin-Williams Co.	2,697	967,603
			7,486,686

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
Schedule of Investments - continuedOctober 31, 2024

		Shares	Value
4.40%	REAL ESTATE
	Essex Property Trust, Inc. REIT	3,132	$889,050
	Federal Realty Investment Trust REIT	8,350	925,514
	Realty Income Corp. REIT	15,640	928,547
			2,743,111

4.62%	UTILITIES
	Atmos Energy Corp.	7,113	987,142
	Consolidated Edison, Inc.	9,340	949,691
	NextEra Energy, Inc.(A)	11,875	941,094
			2,877,927

99.52%	TOTAL COMMON STOCKS		62,030,100
	(Cost: $47,800,732)

0.63%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.71%(C)	387,931	387,931
	(Cost: $387,931)

100.15%	TOTAL INVESTMENTS		62,418,031
	(Cost: $48,188,663)
(0.15%)	Liabilities in excess of other assets		(91,544)
100.00%	NET ASSETS		$62,326,487

(A)All or a portion of securities are held as collateral for options written, On October 31, 2024, the value of the securities held as collateral was $7,097,917.

(B)Non-voting shares.

(C)Effective 7 day yield as of October 31, 2024.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
Schedule of Options WrittenOctober 31, 2024

(0.10%)	OPTIONS WRITTEN(D)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	CALL OPTIONS
	Abbott Laboratories	20	$(226,740)	$114.00	11/01/2024	$(3,260)
	Abbvie, Inc.	12	(244,644)	187.50	11/01/2024	(19,656)
	Aflac, Inc.	23	(241,017)	110.00	11/01/2024	(115)
	Albemarle Corp.	23	(217,879)	93.00	11/01/2024	(5,152)
	Archer-Daniels-Midland Co.	35	(193,235)	56.00	11/01/2024	(350)
	Automatic Data Processing, Inc.	9	(260,316)	287.50	11/01/2024	(1,737)
	Cardinal Health, Inc.	23	(249,596)	111.00	11/01/2024	(2,921)
	Caterpillar, Inc.	6	(225,720)	385.00	11/01/2024	(234)
	Chevron Corp.	14	(208,348)	150.00	11/01/2024	(1,638)
	The Clorox Co.	16	(253,680)	157.50	11/01/2024	(3,200)
	The Coca-Cola Co.	33	(215,523)	67.00	11/01/2024	(33)
	Colgate-Palmolive Co.	23	(215,533)	96.00	11/01/2024	(345)
	Emerson Electric Co.	19	(205,713)	108.00	11/01/2024	(3,515)
	Exxon Mobil Corp.	19	(221,882)	120.00	11/01/2024	(646)
	General Dynamics Corp.	8	(233,288)	302.50	11/01/2024	(560)
	Hormel Foods Corp.	69	(210,795)	31.00	11/01/2024	(690)
	International Business Machines Corp.	12	(248,064)	215.00	11/01/2024	(24)
	Johnson & Johnson	14	(223,804)	160.00	11/01/2024	(770)
	Kenvue, Inc.	120	(275,160)	22.50	11/01/2024	(6,480)
	Kimberly-Clark Corp.	16	(214,688)	136.00	11/01/2024	(240)
	Lowe’s Companies, Inc.	9	(235,647)	267.50	11/01/2024	(135)
	McDonald’s Corp.	9	(262,899)	292.50	11/01/2024	(1,359)
	Medtronic plc	27	(240,975)	91.00	11/01/2024	(135)
	NextEra Energy, Inc.	29	(229,825)	81.00	11/01/2024	(116)
	Nucor Corp.	14	(198,576)	140.00	11/01/2024	(2,842)
	PepsiCo, Inc.	13	(215,904)	172.50	11/01/2024	(26)
	PPG Industries, Inc.	17	(211,667)	127.00	11/01/2024	(1,785)
	The Procter & Gamble Co.	13	(214,734)	167.50	11/01/2024	(91)
	S&P 500 Global, Inc.	5	(240,180)	490.00	11/01/2024	(1,000)
	Target Corp.	15	(225,060)	152.50	11/01/2024	(375)
(0.10%)	TOTAL CALL OPTION WRITTEN					(59,430)
	(Premium received: ($107,079))

(0.10%)	TOTAL OPTIONS WRITTEN					$(59,430)
	(Premium received: ($107,079))

(D)Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
Schedule of Options Written - continuedas of October 31, 2024

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description
Written Options	$(59,430)	$ —	$(59,430)	$59,430	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest BitCoin Strategy Managed Volatility Fund
Consolidated Schedule of InvestmentsOctober 31, 2024

		Shares	Value
83.18%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.71%(A)	6,313,614	$6,313,614
	(Cost: $6,313,614)

83.18%	TOTAL MONEY MARKET FUND		6,313,614
	(Cost: $6,313,614)

83.18%	TOTAL INVESTMENTS		6,313,614
	(Cost: $6,313,614)
16.82%	Other assets, net of liabilities		1,276,638
100.00%	NET ASSETS		$7,590,252

(A)Effective 7 day yield as of October 31, 2024.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS

	Number of Contracts	Descriptions	Expiration Date	Notional Value	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

	13	CME Bitcoin Future(B)	11/30/2024	$4,410,347	$4,580,225	$169,878

2.44%	TOTAL FUTURES CONTRACTS			$4,410,347	$4,580,225	$169,878

(B)All or a portion of this investment is a holding of the Vest Cayman Subsidiary I.

[This page intentionally left blank]

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
October 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
ASSETS
Investments at value(1) (Note 1)	$440,470,792	$124,624,021	$62,418,031	$6,313,614
Cash deposits with brokers (Note 1)	1,995	1,378	6,368	982,630
Unrealized appreciation of open futures contracts	—	—	—	169,878
Due from custodian	—	—	—	100,000
Receivable for capital stock sold	85,998	94,577	10,234	31,271
Dividends and interest receivable	9,421	6,258	70,558	19,978
Prepaid expenses	74,288	43,298	30,473	12,573
TOTAL ASSETS	440,642,494	124,769,532	62,535,664	7,629,944

LIABILITIES
Options written, at value(2) (Note 1)	16,161,888	7,141,674	59,430	—
Payable for capital stock redeemed	79,860	1,497	—	3,185
Accrued advisory fees	116,599	13,733	21,680	21,312
Accrued 12b-1 fees	6,689	6,143	109,882	883
Accrued administration, fund accounting, and transfer agent fees	35,512	13,487	6,256	1,897
Other accrued expenses	6,777	3,565	11,929	12,415
TOTAL LIABILITIES	16,407,325	7,180,099	209,177	39,692
NET ASSETS	$424,235,169	$117,589,433	$62,326,487	$7,590,252

Net Assets Consist of:
Paid-in-capital	$350,772,716	$104,046,162	$54,147,448	$6,346,002
Distributable earnings (accumulated deficit)	73,462,453	13,543,271	8,179,039	1,244,250
Net Assets	$424,235,169	$117,589,433	$62,326,487	$7,590,252

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$229,740,640	$55,941,610	$19,988,375	$2,250,789
Investor Class	22,369,459	12,566,510	4,761,237	4,081,093
Class A	4,967,026	796,868	2,699,131	—
Class C	5,985,138	2,989,930	2,304,389	—
Class R	19,663	8	13	376,563
Class Y	161,153,243	45,294,507	32,573,342	881,807
Total	$424,235,169	$117,589,433	$62,326,487	$7,590,252

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
October 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities - continued

	Vest US Large Cap 10% Buffer Strategies Fund		Vest US Large Cap 20% Buffer Strategies Fund		Vest S&P 500® Dividend Aristocrats Target Income Fund		Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
Shares Outstanding
Institutional Class	11,741,527		7,302,768		1,585,869		98,600
Investor Class	1,160,898		1,693,344		378,642		174,200
Class A	257,468		111,119		214,390		—
Class C	325,461		441,749		184,102		—
Class R	993		1		1		16,277
Class Y	8,140,167		5,775,012		2,573,814		38,123
Total	21,626,514		15,323,993		4,936,818		327,200
Net Asset Value and Redemption Price Per Share
Institutional Class	$19.57		$7.66		$12.60		$22.83
Investor Class (3)	19.27		7.42		12.57		23.43
Class A (3)	19.29		7.17		12.59		—
Class C (3)	18.39		6.77		12.52		—
Class R	19.80	(5)	7.87	(5)	13.33	(5)	23.13
Class Y	19.80		7.84		12.66		23.13
Maximum Offering Price Per Share(4)
Class A	$20.47		$7.61		$13.36		$—

(1)Identified cost of:	$351,390,681		$106,476,159		$48,188,663		$6,313,614
(2)Premiums received of:	$13,659,858		$4,747,990		$107,079		$—

(3)May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

(4)Maximum offering price per share includes sales charge of 5.75%.

(5)Net Asset Value and Redemption Price Per Share does not recalculate due to rounding.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Statements of Operations

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
INVESTMENT INCOME
Dividends	$266,858	$130,746	$1,541,663	$167,358
Total investment income	266,858	130,746	1,541,663	167,358

EXPENSES
Investment management fees (Note 2)	3,066,940	609,662	485,768	46,662
12b-1 fees (Note 2)
Investor Class	54,093	23,656	8,642	6,731
Class A	11,349	1,278	8,416	—
Class C	60,816	26,031	23,174	—
Recordkeeping and administrative services (Note 2)	346,093	65,016	51,791	3,644
Accounting fees (Note 2)	167,504	32,714	19,646	13,951
Custody fees	2,735	5,541	45,855	12,345
Transfer agent fees (Note 2)	30,020	17,790	7,743	4,089
Audit and tax fees	64,551	8,177	13,279	8,301
Legal fees	104,895	16,607	17,108	340
Filing and registration fees	110,503	60,053	70,447	27,712
Trustee fees	56,767	10,383	9,365	1,600
Compliance fees	43,168	6,517	6,434	330
Shareholder reports	95,073	23,903	20,341	11,064
Shareholder servicing
Institutional Class	235,726	54,055	25,986	1,905
Investor Class	31,793	14,193	6,193	6,731
Class A	6,369	3,285	3,034	—
Class C	9,122	3,905	372	—
Insurance	5,980	3,134	3,224	2,617
Interest expense	23,736	—	2,728	—
Proxy expenses	18,759	4,061	1,794	133
Other	6,054	7,983	20,906	3,626
Total expenses	4,552,046	997,944	852,246	151,781
Investment management fee waivers and reimbursed expenses (Note 2)	(717,843)	(217,284)	(267,762)	(99,776)
Net expenses	3,834,203	780,660	584,484	52,005

Net investment income (loss)	(3,567,345)	(649,914)	957,179	115,353

THE VEST FAMILY OF FUNDS
For the year ended October 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Statements of Operations - continued

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	29,899,638 (1)	5,717,017	4,851,180	—
Net realized gain (loss) on options purchased	(3,593,503)	(2,409,869)	—	—
Net realized gain (loss) on futures contracts	—	—	—	1,871,978
Net realized gain (loss) on options written	(4,393,570)	(4,940,487)	2,335,637	—
Net realized gain (loss) on investments, options purchased and written, and futures contracts	21,912,565	(1,633,339)	7,186,817	1,871,978

Net change in unrealized appreciation (depreciation) of investments	—	—	3,736,825	—
Net change in unrealized appreciation (depreciation) on options purchased	86,671,542	15,984,480	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	46,546
Net change in unrealized appreciation (depreciation) on options written	(11,675,733)	(3,533,214)	208,489	—
Net change in unrealized appreciation (depreciation) on investments, options purchased and written, and futures contracts	74,995,809	12,451,266	3,945,314	46,546

Net realized and unrealized gain (loss)	96,908,374	10,817,927	11,132,131	1,918,524

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$93,341,029	$10,168,013	$12,089,310	$2,033,877

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3)

THE VEST FAMILY OF FUNDS
For the year ended October 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

	Vest US Large Cap 10% Buffer Strategies Fund		Vest US Large Cap 20% Buffer Strategies Fund		Vest S&P 500® Dividend Aristocrats Target Income Fund		Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	Years ended October 31,		Years ended October 31,		Years ended October 31,		Years ended October 31,
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(3,567,345)	$(3,384,391)	$(649,914)	$(467,805)	$957,179	$1,080,140	$115,353	$17,176
Net realized gain (loss) on investments, options purchased and written and futures contracts^	21,912,565	16,692,433	(1,633,339)	450,390	7,186,817	4,847,308	1,871,978	164,491
Net change in unrealized appreciation (depreciation) of investments, options purchased, options written and futures contracts	74,995,809	15,907,548	12,451,266	3,133,064	3,945,314	(6,201,401)	46,546	84,322
Increase (decrease) in net assets from operations	93,341,029	29,215,590	10,168,013	3,115,649	12,089,310	(273,953)	2,033,877	265,989

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—	—	—	—	(2,968,650)	(1,997,812)	(42,275)	—
Investor Class	—	—	—	—	(392,605)	(255,205)	(167,717)	—
Class A	—	—	—	—	(383,181)	(201,284)	—	—
Class C	—	—	—	—	(246,847)	(114,947)	—	—
Class Y	—	—	—	—	(3,534,301)	(1,486,376)	(58,209)	—
Decrease in net assets from distributions	—	—	—	—	(7,525,584)	(4,055,624)	(268,201)	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	77,808,220	89,240,226	84,513,988	93,074,424	3,611,372	4,176,805	3,488,012	279,215
Investor Class	2,246,979	4,312,796	5,507,093	3,677,484	2,306,029	844,018	6,378,385	1,057,945
Class A	490,868	734,410	563,345	166,557	268,293	217,028	—	—
Class C	755,149	1,004,500	767,333	110,803	171,281	36,500	—	—
Class R	19,393	—	7	—	12	—	341,981	—
Class Y	156,751,174	134,164,803	44,708,412	200,461	2,183,581	8,484,447	77,742	100,000
Distributions reinvested
Institutional Class	—	—	—	—	2,861,763	1,924,895	32,013	—
Investor Class	—	—	—	—	374,329	247,253	154,190	—
Class A	—	—	—	—	383,181	200,668	—	—
Class C	—	—	—	—	197,935	89,485	—	—
Class R	—	—	—	—	—	—	—	—
Class Y	—	—	—	—	3,534,301	1,486,376	58,209	—

THE VEST FAMILY OF FUNDS

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets - continued

	Vest US Large Cap 10% Buffer Strategies Fund		Vest US Large Cap 20% Buffer Strategies Fund		Vest S&P 500® Dividend Aristocrats Target Income Fund		Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	Years ended October 31,		Years ended October 31,		Years ended October 31,		Years ended October 31,
	2024	2023	2024	2023	2024	2023	2024	2023
Shares redeemed
Institutional Class(A)	(97,770,430)	(112,624,747)	(70,765,869)	(84,614,794)	(16,568,832)	(14,695,274)	(2,045,463)	(318,034)
Investor Class(B)	(2,836,312)	(7,594,194)	(1,011,013)	(820,885)	(953,370)	(3,305,751)	(4,152,853)	(685,802)
Class A(C)	(442,449)	(282,894)	(96,235)	(70,811)	(1,593,394)	(587,670)	—	—
Class C(D)	(1,470,799)	(859,335)	(213,624)	(201,904)	(304,284)	(376,395)	—	—
Class R(E)	(428)	—	—	—	—	—	130	—
Class Y(F)	(196,500,796)	(109,269,239)	(1,131,379)	(173)	(800,253)	(588,073)	2,863	1,953
Increase (decrease) in net assets from capital stock transactions	(60,949,431)	(1,173,674)	62,842,058	13,185,767	(4,328,056)	(1,845,688)	4,335,209	435,277

NET ASSETS
Increase (decrease) during year	32,391,598	28,041,916	73,010,071	16,301,416	235,670	(6,175,265)	6,100,885	701,266
Beginning of year	391,843,571	363,801,655	44,579,362	28,277,946	62,090,817	68,266,082	1,489,367	788,101
End of year	$ 424,235,169	$391,843,571	$117,589,433	$44,579,362	$62,326,487	$62,090,817	$7,590,252	$1,489,367

(A)Includes redemption fees of:	$—	$—	$—	$—	$—	$—	$5,509	$2,097
(B)Includes redemption fees of:	$315	$140	$51	$1,638	$227	$102	$12,107	$4,349
(C)Includes redemption fees of:	$—	$—	$—	$—	$584	$—	$—	$—
(D)Includes redemption fees of:	$21	$—	$150	$—	$—	$—	$—	$—
(E)Includes redemption fees of:	$—	$—	$—	$—	$—	$—	$130	$—
(F)Includes redemption fees of:	$—	$—	$—	$—	$—	$—	$2,940	$1,953

^Includes realized gains (losses) as a result of in-kind redemptions (Note 3)

THE VEST FAMILY OF FUNDS

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Institutional Class
	For the years ended October 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$15.72		$14.58		$15.92	$13.31	$12.68
Investment activities
Net investment income (loss)(1)	(0.16)		(0.14)		(0.12)	(0.14)	(0.09)
Net realized and unrealized gain (loss) on investments	4.01		1.28		(1.22)	2.75	0.85
Total from investment activities	3.85		1.14		(1.34)	2.61	0.76
Distributions
Net investment income	—		—		—	—	(0.09)
Net realized gain	—		—		—	—	(0.04)
Return of capital	—		—		—	— (2)	—
Total distributions	—		—		—	—	(0.13)
Paid-in capital from redemption fees	—		—		—	— (2)	—
Net asset value, end of year	$19.57		$15.72		$14.58	$15.92	$13.31
Total Return	24.49%		7.82%		(8.42%)	19.62%	6.03%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.06	%(3)	1.07	%(3)	1.07%	1.05%	1.07	%(3)
Expenses, net of waiver (Note 2)	0.96	%(3)	0.96	%(3)	0.95%	0.95%	0.96	%(3)
Net investment income (loss)	(0.90%)		(0.90%)		(0.77%)	(0.91%)	(0.68%)
Portfolio turnover rate	54.65%		29.47%		92.18%	72.58%	120.89	%(4)
Net assets, end of year (000’s)	$229,741		$202,254		$208,446	$175,601	$150,789

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.05% and 0.95% for the year ended October 31, 2024; 1.06% and 0.95%, respectively for the year ended October 31, 2023; and 1.06% and 0.95%, respectively for the year ended October 31, 2020.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Investor Class
	For the years ended October 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$15.52		$14.43		$15.80	$13.24	$12.58
Investment activities
Net investment income (loss)(1)	(0.21)		(0.18)		(0.15)	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	3.96		1.27		(1.22)	2.73	0.86
Total from investment activities	3.75		1.09		(1.37)	2.56	0.73
Distributions
Net investment income	—		—		—	—	(0.03)
Net realized gain	—		—		—	—	(0.04)
Total distributions	—		—		—	—	(0.07)
Paid-in capital from redemption fees(2)	—		—		—	—	—
Net asset value, end of year	$19.27		$15.52		$14.43	$15.80	$13.24
Total Return	24.16%		7.55%		(8.67%)	19.34%	5.85%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.35	%(3)	1.40	%(3)	1.38%	1.37%	1.43	%(3)
Expenses, net of waiver (Note 2)	1.21	%(3)	1.21	%(3)	1.20%	1.20%	1.21	%(3)
Net investment income (loss)	(1.15%)		(1.15%)		(1.02%)	(1.15%)	(1.00%)
Portfolio turnover rate	54.65%		29.47%		92.18%	72.58%	120.89	%(4)
Net assets, end of year (000’s)	$22,369		$18,466		$19,944	$20,015	$19,570

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.34% and 1.20% for the year ended October 31, 2024; 1.39% and 1.20%, respectively for the year ended October 31, 2023; and 1.42% and 1.20%, respectively for the year ended October 31, 2020.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class A
	For the years ended October 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$15.54		$14.45		$15.82	$13.25	$12.63
Investment activities
Net investment income (loss) (1)	(0.21)		(0.18)		(0.15)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments	3.96		1.27		(1.22)	2.74	0.83
Total from investment activities	3.75		1.09		(1.37)	2.57	0.73
Distributions
Net investment income	—		—		—	—	(0.07)
Net realized gain	—		—		—	—	(0.04)
Total distributions	—		—		—	—	(0.11)
Net asset value, end of year	$19.29		$15.54		$14.45	$15.82	$13.25
Total Return	24.13%		7.54%		(8.66%)	19.40%	5.82%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.35	%(2)	1.38	%(2)	1.34%	1.32%	1.23	%(2)
Expenses, net of waiver (Note 2)	1.21	%(2)	1.21	%(2)	1.20%	1.20%	1.21	%(2)
Net investment income (loss)	(1.15%)		(1.15%)		(1.01%)	(1.15%)	(0.78%)
Portfolio turnover rate	54.65%		29.47%		92.18%	72.58%	120.89	%(3)
Net assets, end of year (000’s)	$4,967		$3,973		$3,261	$3,508	$2,727

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.34% and 1.20% for the year ended October 31, 2024; 1.37% and 1.20% for the year ended October 31, 2023; and 1.22% and 1.20%, respectively for the year ended October 31, 2020.

(3)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class C
	For the years ended October 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$14.92		$13.98		$15.42	$13.02	$12.44
Investment activities
Net investment income (loss)(1)	(0.33)		(0.28)		(0.26)	(0.28)	(0.20)
Net realized and unrealized gain (loss) on investments	3.80		1.22		(1.18)	2.68	0.82
Total from investment activities	3.47		0.94		(1.44)	2.40	0.62
Distributions
Net investment income	—		—		—	—	—	(2)
Net realized gain	—		—		—	—	(0.04)
Total distributions	—		—		—	—	(0.04)
Paid-in capital from redemption fees	—	(2)	—		—	—	—	(2)
Net asset value, end of year	$18.39		$14.92		$13.98	$15.42	$13.02
Total Return	23.26%		6.72%		(9.34%)	18.43%	5.06%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	2.11	%(3)	2.13	%(3)	2.10%	2.05%	2.03	%(3)
Expenses, net of waiver (Note 2)	1.96	%(3)	1.96	%(3)	1.95%	1.95%	1.96	%(3)
Net investment income (loss)	(1.90%)		(1.90%)		(1.78%)	(1.91%)	(1.59%)
Portfolio turnover rate	54.65%		29.47%		92.18%	72.58%	120.89	%(4)
Net assets, end of year (000’s)	$5,985		$5,462		$4,994	$3,897	$3,269

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 2.11% and 1.95% for the year ended October 31, 2024; 2.12% and 1.95% for the year ended October 31, 2023; 2.02% and 1.95%, respectively for the year ended October 31, 2020.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout The Period

	Class R
	Period May 2, 2024* to October 31, 2024
Net asset value, beginning of period	$18.37
Investment activities
Net investment income (loss) (1)	(0.05)
Net realized and unrealized gain (loss) on investments	1.48
Total from investment activities	1.43
Distributions
Net investment income	—
Net realized gain	—
Total distributions	—
Paid-in capital from redemption fees	—
Net asset value, end of period	$19.80
Total Return(2)	7.78%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.94	%(4)
Expenses, net of waiver (Note 2)	0.53	%(4)
Net investment income (loss)	(0.48%)
Portfolio turnover rate(2)	54.65%
Net assets, end of period (000’s)	$20

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(3)Ratios to average net assets have been annualized.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 0.90% and 0.49% for the period, respectively.

*Inception date

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class Y
	For the years ended October 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$15.87		$14.68		$16.00	$13.36	$12.71
Investment activities
Net investment income (loss) (1)	(0.12)		(0.10)		(0.08)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investments	4.05		1.29		(1.24)	2.77	0.84
Total from investment activities	3.93		1.19		(1.32)	2.67	0.79
Distributions
Net investment income	—		—		—	—	(0.10)
Net realized gain	—		—		—	—	(0.04)
Return of capital	—		—		—	(0.03)
Total distributions	—		—		—	(0.03)	(0.14)
Net asset value, end of year	$19.80		$15.87		$14.68	$16.00	$13.36
Total Return	24.76%		8.11%		(8.25%)	19.98%	6.30%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	0.96	%(2)	0.99	%(2)	0.97%	0.96%	0.97	%(2)
Expenses, net of waiver (Note 2)	0.71	%(2)	0.71	%(2)	0.70%	0.70%	0.71	%(2)
Net investment income (loss)	(0.65%)		(0.68%)		(0.52%)	(0.66%)	(0.41%)
Portfolio turnover rate	54.65%		29.47%		92.18%	72.58%	120.89	%(3)
Net assets, end of year (000’s)	$161,153		$161,689		$127,156	$127,852	$59,125

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 0.95% and 0.70% for the year ended October 31, 2024; 0.98% and 0.70%, respectively for the year ended October 31, 2023; and 0.96% and 0.70%, respectively for the year ended October 31, 2020.

(3)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Institutional Class
	For the years ended October 31,
	2024	2023		2022	2021	2020
Net asset value, beginning of year	$6.61	$6.19		$16.24	$12.89	$12.98
Investment activities
Net investment income (loss)(1)	(0.06)	(0.06)		(0.06)	(0.14)	(0.01)
Net realized and unrealized gain (loss) on investments	1.11	0.48		(0.60)	3.49	0.86
Total from investment activities	1.05	0.42		(0.66)	3.35	0.85
Distributions
Net investment income	—	—		—	—	(0.06)
Net realized gain	—	—		(9.39)	—	(0.88)
Return of capital	—	—		—	—	—	(2)
Total distributions	—	—		(9.39)	—	(0.94)
Net asset value, end of year	$7.66	$6.61		$6.19	$16.24	$12.89
Total Return	15.89%	6.79%		(5.41%)	25.99%	6.72%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.17%	1.23	%(3)	1.43%	1.14%	1.17	%(3)
Expenses, net of waiver (Note 2)	0.95%	0.96	%(3)	0.95%	0.95%	0.96	%(3)
Net investment income (loss)	(0.80%)	(0.85%)		(0.90%)	(0.95%)	(0.09%)
Portfolio turnover rate	24.41%	159.93%		236.75%	11.15%	124.54	%(4)
Net assets, end of year (000’s)	$55,942	$35,161		$23,963	$2,967	$5,718

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.22% and 0.95%, respectively for the year ended October 31, 2023; and 1.16% and 0.95%, respectively for the year ended October 31, 2020.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Investor Class
	For the years ended October 31,
	2024	2023		2022	2021	2020
Net asset value, beginning of year	$6.42	$6.02		$16.06	$12.79	$12.89
Investment activities
Net investment income (loss)(1)	(0.07)	(0.07)		(0.12)	(0.18)	(0.07)
Net realized and unrealized gain (loss) on investments	1.07	0.47		(0.53)	3.45	0.88
Total from investment activities	1.00	0.40		(0.65)	3.27	0.81
Distributions
Net investment income	—	—		—	—	(0.03)
Net realized gain	—	—		(9.39)	—	(0.88)
Return of capital	—	—		—	—	—	(2)
Total distributions	—	—		(9.39)	—	(0.91)
Paid-in capital from redemption fees(2)	—	—		—	—	—
Net asset value, end of year	$7.42	$6.42		$6.02	$16.06	$12.79

Total Return	15.58%	6.64%		(5.55%)	25.57%	6.46%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.48%	1.69	%(3)	1.76%	1.39%	1.40	%(3)
Expenses, net of waiver (Note 2)	1.20%	1.22	%(3)	1.20%	1.20%	1.21	%(3)
Net investment income (loss)	(1.05%)	(1.10%)		(1.18%)	(1.20%)	(0.55%)
Portfolio turnover rate	24.41%	159.93%		236.75%	11.15%	124.54	%(4)
Net assets, end of year (000’s)	$12,567	$6,843		$3,694	$78,220	$62,059

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.67% and 1.20%, respectively for the year ended October 31, 2023; and 1.39% and 1.20%, respectively for the year ended October 31, 2020.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class A
	For the years ended October 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$6.20		$5.83		$15.87	$12.74	$12.87
Investment activities
Net investment income (loss)(1)	(0.07)		(0.07)		(0.09)	(0.18)	(0.03)
Net realized and unrealized gain (loss) on investments	1.04		0.44		(0.56)	3.31	0.81
Total from investment activities	0.97		0.37		(0.65)	3.13	0.78
Distributions
Net investment income	—		—		—	—	(0.03)
Net realized gain	—		—		(9.39)	—	(0.88)
Return of capital	—		—		—	—	—	(2)
Total distributions	—		—		(9.39)	—	(0.91)
Net asset value, end of year	$7.17		$6.20		$5.83	$15.87	$12.74
Total Return	15.65%		6.35%		(5.56%)	24.57%	6.23%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.98	%(3)	1.89	%(3)	1.99%	1.24%	1.29	%(3)
Expenses, net of waiver (Note 2)	1.21	%(3)	1.21	%(3)	1.20%	1.20%	1.21	%(3)
Net investment income (loss)	(1.04%)		(1.10%)		(1.18%)	(1.20%)	(0.25%)
Portfolio turnover rate	24.41%		159.93%		236.75%	11.15%	124.54	%(4)
Net assets, end of year (000’s)	$797		$271		$158	$200	$224

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.97% and 1.20%, respectively for the year ended October 31, 2024; 1.88% and 1.20%, respectively for the year ended October 31, 2023; and 1.28% and 1.20%, respectively for the year ended October 31, 2020.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class C
	For the years ended October 31,
	2024	2023		2022	2021	2020
Net asset value, beginning of year	$5.90	$5.58		$15.68	$12.58	$12.82
Investment activities
Net investment income (loss)(1)	(0.12)	(0.11)		(0.10)	(0.29)	(0.06)
Net realized and unrealized gain (loss) on investments	0.99	0.43		(0.61)	3.39	0.70
Total from investment activities	0.87	0.32		(0.71)	3.10	0.64
Distributions
Net realized gain	—	—		(9.39)	—	(0.88)
Return of capital	—	—		—	—	—	(2)
Total distributions	—	—		(9.39)	—	(0.88)
Paid-in capital from redemption fees	— (2)	—		— (2)	—	—
Net asset value, end of year	$6.77	$5.90		$5.58	$15.68	$12.58
Total Return	14.75%	5.73%		(6.38%)	24.64%	5.06%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	2.23%	2.36	%(3)	2.36%	2.15%	2.20	%(3)
Expenses, net of waiver (Note 2)	1.95%	1.97	%(3)	1.95%	1.95%	1.96	%(3)
Net investment income (loss)	(1.80%)	(1.85%)		(1.87%)	(1.95%)	(0.50%)
Portfolio turnover rate	24.41%	159.93%		236.75%	11.15%	124.54	%(4)
Net assets, end of year (000’s)	$2,990	$2,103		$461	$7	$1

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 2.34% and 1.95%, respectively for the year ended October 31, 2023; and 2.19% and 1.95%, respectively for the year ended October 31, 2020.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout The Period

	Class R
	Period May 2, 2024* to October 31, 2024
Net asset value, beginning of period	$7.45
Investment activities
Net investment income (loss)(1)	—	(6)
Net realized and unrealized gain (loss) on investments	0.42
Total from investment activities	0.42
Distributions
Net investment income	—
Net realized gain	—
Total distributions	—
Paid-in capital from redemption fees	—
Net asset value, end of period	$ 7.87
Total Return(2)	5.64%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.00	%(4)
Expenses, net of waiver (Note 2)	0.00	%(4)
Net investment income (loss)	0.00	%(4)
Portfolio turnover rate(2)	24.41%
Net assets, end of period (000’s)	$0	(5)

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(3)Ratios to average net assets have been annualized.

(4)Less than 0.005%. Gross expenses, net expenses and net investment income reflect the effect of the small amount of net assets in the class.

(5)Less than $0.50.

(6)Less than $0.005.

*Inception date

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class Y
	For the years ended October 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$6.75		$6.31		$16.34	$12.95	$13.02
Investment activities
Net investment income (loss)(1)	(0.04)		(0.04)		(0.05)	(0.11)	0.01
Net realized and unrealized gain (loss) on investments	1.13		0.48		(0.59)	3.50	0.88
Total from investment activities	1.09		0.44		(0.64)	3.39	0.89
Distributions
Net investment income	—		—		—	—	(0.08)
Net realized gain	—		—		(9.39)	—	(0.88)
Total distributions	—		—		(9.39)	—	(0.96)
Net asset value, end of year	$7.84		$6.75		$6.31	$16.34	$12.95
Total Return	16.15%		6.97%		(5.23%)	26.18%	7.03%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.07	%(2)	1.02	%(2)	1.38%	0.80%	0.73	%(2)
Expenses, net of waiver (Note 2)	0.71	%(2)	0.72	%(2)	0.70%	0.70%	0.71	%(2)
Net investment income (loss)	(0.52%)		(0.61%)		(0.68%)	(0.70%)	0.09%
Portfolio turnover rate	24.41%		159.93%		236.75%	11.15%	124.54	%(3)
Net assets, end of year (000’s)	$45,295		$202		$2	$1	$202

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.06% and 0.70%, respectively for the year ended October 31, 2024; 1.00% and 0.70%, respectively for the year ended October 31, 2023; and 0.72% and 0.70%, respectively for the year ended October 31, 2020.

(3)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Institutional Class
	For the years ended October 31,
	2024		2023		2022	2021		2020
Net asset value, beginning of year	$11.78		$12.59		$13.88	$10.88		$11.47
Investment activities
Net investment income (loss)(1)	0.18		0.19		0.18	0.20		0.18
Net realized and unrealized gain (loss) on investments	2.12		(0.27)		(0.82)	3.44		(0.28)
Total from investment activities	2.30		(0.08)		(0.64)	3.64		(0.10)
Distributions
Net investment income	(0.19)		(0.18)		(0.17)	(0.20)		(0.16)
Net realized gain	(1.29)		(0.55)		(0.48)	(0.44)		(0.30)
Return of capital	—		—		—	—		(0.03)
Total distributions	(1.48)		(0.73)		(0.65)	(0.64)		(0.49)
Paid-in capital from redemption fees	—		—		—	—	(2)	—
Net asset value, end of year	$12.60		$11.78		$12.59	$13.88		$10.88
Total Return	20.31%		(1.01%)		(4.77%)	34.02%		(0.72%)
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.30	%(3)	1.25	%(3)	1.24%	1.21	%(3)	1.25	%(3)
Expenses, net of waiver (Note 2)	0.96	%(3)	0.96	%(3)	0.95%	0.96	%(3)	0.96	%(3)
Net investment income (loss)	1.44%		1.48%		1.36%	1.49%		1.67%
Portfolio turnover rate	536.68%		233.33%		128.88%	126.11%		169.87%
Net assets, end of year (000’s)	$19,988		$27,976		$38,485	$41,892		$33,271

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.29% and 0.95% for the year ended October 31, 2024; 1.24% and 0.95% for the year ended October 31, 2023; 1.20% and 0.95%, respectively for the year ended October 31, 2021; and 1.24% and 0.95%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Investor Class
	For the years ended October 31,
	2024		2023		2022	2021		2020
Net asset value, beginning of year	$11.74		$12.57		$13.86	$10.86		$11.45
Investment activities
Net investment income (loss)(1)	0.14		0.16		0.15	0.16		0.16
Net realized and unrealized gain (loss) on investments	2.12		(0.28)		(0.82)	3.45		(0.29)
Total from investment activities	2.26		(0.12)		(0.67)	3.61		(0.13)
Distributions
Net investment income	(0.14)		(0.16)		(0.14)	(0.17)		(0.13)
Net realized gain	(1.29)		(0.55)		(0.48)	(0.44)		(0.30)
Return of capital	—		—		—	—		(0.03)
Total distributions	(1.43)		(0.71)		(0.62)	(0.61)		(0.46)
Paid-in capital from redemption fees(2)	—		—		—	—		—
Net asset value, end of year	$12.57		$11.74		$12.57	$13.86		$10.86
Total Return	20.05%		(1.33%)		(5.00%)	33.74%		(1.00%)
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.64	%(3)	1.64	%(3)	1.64%	1.60	%(3)	1.65	%(3)
Expenses, net of waiver (Note 2)	1.21	%(3)	1.21	%(3)	1.20%	1.21	%(3)	1.21	%(3)
Net investment income (loss)	1.14%		1.23%		1.11%	1.23%		1.44%
Portfolio turnover rate	536.68%		233.33%		128.88%	126.11%		169.87%
Net assets, end of year (000’s)	$4,761		$2,860		$5,181	$5,519		$3,312

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2) Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.63% and 1.20%, respectively for the year ended October 31, 2024; 1.63% and 1.20%, respectively for the year ended October 31, 2023; 1.59% and 1.20%, respectively for the year ended October 31, 2021; 1.64% and 1.20%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class A
	For the years ended October 31,
	2024		2023		2022	2021		2020
Net asset value, beginning of year	$11.77		$12.58		$13.87	$10.88		$11.46
Investment activities
Net investment income (loss)(1)	0.15		0.16		0.15	0.16		0.16
Net realized and unrealized gain (loss) on investments	2.11		(0.28)		(0.82)	3.44		(0.28)
Total from investment activities	2.26		(0.12)		(0.67)	3.60		(0.12)
Distributions
Net investment income	(0.15)		(0.14)		(0.14)	(0.17)		(0.13)
Net realized gain	(1.29)		(0.55)		(0.48)	(0.44)		(0.30)
Return of capital	—		—		—	—		(0.03)
Total distributions	(1.44)		(0.69)		(0.62)	(0.61)		(0.46)
Paid-in capital from redemption fees	—	(2)	—		—	—		—	(2)
Net asset value, end of year	$12.59		$11.77		$12.58	$13.87		$10.88
Total Return	20.00%		(1.26%)		(4.99%)	33.60%		(0.91%)
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.54	%(3)	1.48	%(3)	1.47%	1.42	%(3)	1.48	%(3)
Expenses, net of waiver (Note 2)	1.21	%(3)	1.21	%(3)	1.20%	1.21	%(3)	1.21	%(3)
Net investment income (loss)	1.19%		1.22%		1.11%	1.26%		1.44%
Portfolio turnover rate	536.68%		233.33%		128.88%	126.11%		169.87%
Net assets, end of year (000’s)	$2,699		$3,387		$3,783	$4,352		$4,274

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2) Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.53% and 1.20% for the year ended October 31, 2024; 1.47% and 1.20% for the year ended October 31, 2023; 1.41% and 1.20%, respectively for the year ended October 31, 2021; and 1.47% and 1.20%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Year

	Class C
	For the years ended October 31,
	2024		2023		2022	2021		2020

Net asset value, beginning of year	$11.70		$12.52		$13.82	$10.83		$11.42
Investment activities
Net investment income (loss)(1)	0.05		0.06		0.05	0.07		0.08
Net realized and unrealized gain (loss) on investments	2.11		(0.27)		(0.82)	3.43		(0.28)
Total from investment activities	2.16		(0.21)		(0.77)	3.50		(0.20)
Distributions
Net investment income	(0.05)		(0.06)		(0.05)	(0.07)		(0.07)
Net realized gain	(1.29)		(0.55)		(0.48)	(0.44)		(0.30)
Return of capital	—		—		—	—		(0.02)
Total distributions	(1.34)		(0.61)		(0.53)	(0.51)		(0.39)
Net asset value, end of year	$12.52		$11.70		$12.52	$13.82		$10.83
Total Return	19.15%		(2.00%)		(5.74%)	32.75%		(1.70%)
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	2.22	%(2)	2.16	%(2)	2.15%	2.11	%(2)	2.17	%(2)
Expenses, net of waiver (Note 2)	1.96	%(2)	1.96	%(2)	1.95%	1.96	%(2)	1.96	%(2)
Net investment income (loss)	0.42%		0.47%		0.36%	0.51%		0.71%
Portfolio turnover rate	536.68%		233.33%		128.88%	126.11%		169.87%
Net assets, end of year (000’s)	$2,304		$2,092		$2,487	$2,725		$2,469

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 2.21% and 1.95%, respectively for the year ended October 31, 2024; 2.15% and 1.95%, respectively for the year ended October 31, 2023; 2.10% and 1.95%, respectively for the year ended October 31, 2021; and 2.16% and 1.95%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights (Consolidated)Selected Per Share Data Throughout The Period

	Class R
	Period May 2, 2024* to October 31, 2024
Net asset value, beginning of period	$12.48
Investment activities
Net investment income (loss)(1)	0.08
Net realized and unrealized gain (loss) on investments	0.77
Total from investment activities	0.85
Distributions
Net investment income	—
Net realized gain	—
Total distributions	—
Paid-in capital from redemption fees	—
Net asset value, end of period	$13.33
Total Return(2)	6.81%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.00	%(4)
Expenses, net of waiver (Note 2)	0.00	%(4)
Net investment income (loss)	1.24%
Portfolio turnover rate(2)	536.68%
Net assets, end of period (000’s)	$0	(5)

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(3)Ratios to average net assets have been annualized.

(4)Less than 0.005%. Gross and net expenses reflect the effect of the small amount of net assets in the class.

(5)Less than $0.50.

*Inception date

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Year

	Class Y
	For the years ended October 31,
	2024		2023		2022	2021		2020
Net asset value, beginning of year	$11.82		$12.63		$13.91	$10.91		$11.48
Investment activities
Net investment income (loss)(1)	0.21		0.22		0.21	0.23		0.21
Net realized and unrealized gain (loss) on investments	2.13		(0.28)		(0.81)	3.44		(0.27)
Total from investment activities	2.34		(0.06)		(0.60)	3.67		(0.06)
Distributions
Net investment income	(0.21)		(0.20)		(0.20)	(0.23)		(0.18)
Net realized gain	(1.29)		(0.55)		(0.48)	(0.44)		(0.30)
Return of capital	—		—		—	—		(0.03)
Total distributions	(1.50)		(0.75)		(0.68)	(0.67)		(0.51)
Net asset value, end of year	$12.66		$11.82		$12.63	$13.91		$10.91
Total Return	20.64%		(0.78%)		(4.46%)	34.24%		(0.39%)
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.21	%(2)	1.15	%(2)	1.14%	1.11	%(2)	1.15	%(2)
Expenses, net of waiver (Note 2)	0.71	%(2)	0.71	%(2)	0.70%	0.71	%(2)	0.71	%(2)
Net investment income (loss)	1.66%		1.70%		1.61%	1.73%		1.94%
Portfolio turnover rate	536.68%		233.33%		128.88%	126.11%		169.87%
Net assets, end of year (000’s)	$32,573		$25,777		$18,330	$19,917		$12,880

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.20% and 0.70% for the year ended October 31, 2024; 1.14% and 0.70% for the year ended October 31, 2023; 1.10% and 0.70%, respectively for the year ended October 31, 2021; and 1.14% and 0.70%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Institutional Class
	Years ended October 31,				Period August 13, 2021* to October 31, 2021
	2024	2023	2022
Net asset value, beginning of period	$13.96	$10.00	$24.58		$20.00
Investment activities
Net investment income (loss)(1)	0.52	0.21	(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments	10.24	3.67	(11.87)		4.65
Total from investment activities	10.76	3.88	(11.94)		4.58
Distributions
Net investment income	(1.98)	—	(2.64)		—
Total distributions	(1.98)	—	(2.64)		—
Paid-in capital from redemption fees	0.09	0.08	—		—
Net asset value, end of period	$22.83	$13.96	$10.00		$24.58
Total Return(2)	85.73%	39.60%	(53.08%)		22.90%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	2.96%	10.19%	9.61	%(4)	22.98	%(4)
Expenses, net of waiver (Note 2)	0.99%	0.99%	1.07	%(4)	1.65	%(4)
Net investment income (loss)	2.61%	1.18%	(0.52%)		(1.60%)
Portfolio turnover rate(2)	456.06%	413.89%	231.67%		0.00%
Net assets, end of period (000’s)	$2,251	$326	$300		$292

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.59% and 1.05%, respectively for the year ended October 31, 2022; and 22.78% and 1.45%, respectively for the period ended October 31, 2021.

*Inception date

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Investor Class
	Years ended October 31,				Period August 13, 2021* to October 31, 2021
	2024	2023	2022
Net asset value, beginning of period	$14.11	$10.11	$24.55		$20.00
Investment activities
Net investment income (loss)(1)	0.47	0.20	(0.10)		(0.09)
Net realized and unrealized gain (loss) on investments	10.59	3.68	(11.90)		4.64
Total from investment activities	11.06	3.88	(12.00)		4.55
Distributions
Net investment income	(1.83)	—	(2.56)		—
Total distributions	(1.83)	—	(2.56)		—
Paid-in capital from redemption fees	0.09	0.12	0.12		—
Net asset value, end of period	$23.43	$14.11	$10.11		$24.55
Total Return(2)	86.33%	39.56%	(52.75%)		22.75%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	3.44%	9.16%	9.70	%(4)	19.75	%(4)
Expenses, net of waiver (Note 2)	1.24%	1.24%	1.30	%(4)	1.90	%(4)
Net investment income (loss)	2.34%	1.72%	(0.75%)		(1.86%)
Portfolio turnover rate(2)	456.06%	413.89%	231.67%		0.00%
Net assets, end of period (000’s)	$4,081	$740	$256		$57

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.68% and 1.28%, respectively for the year ended October 31, 2022; and 19.55%; and 1.70%, respectively for the period ended October 31, 2021.

*Inception date

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout The Period

	Class R
	Period May 2, 2024* to October 31, 2024
Net asset value, beginning of period	$19.64
Investment activities
Net investment income (loss)(1)	0.32
Net realized and unrealized gain (loss) on investments	3.15
Total from investment activities	3.47
Distributions
Net investment income	—
Net realized gain	—
Total distributions	—
Paid-in capital from redemption fees	0.02
Net asset value, end of period	$23.13
Total Return(2)	17.77%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	2.50	%(4)
Expenses, net of waiver (Note 2)	0.50	%(4)
Net investment income (loss)	3.18%
Portfolio turnover rate(2)	456.06%
Net assets, end of period (000’s)	$377

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.49% and 0.49% for the period, respectively.

*Inception date

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Class Y
	Years ended October 31,				Period August 13, 2021* to October 31, 2021
	2024	2023	2022
Net asset value, beginning of period	$13.95	$9.98	$24.56		$20.00
Investment activities
Net investment income (loss)(1)	0.52	0.21	(0.07)		(0.06)
Net realized and unrealized gain (loss) on investments	10.48	3.68	(11.83)		4.62
Total from investment activities	11.00	3.89	(11.90)		4.56
Distributions
Net investment income	(1.91)	—	(2.68)		—
Total distributions	(1.91)	—	(2.68)		—
Paid-in capital from redemption fees	0.09	0.08	—		—
Net asset value, end of period	$23.13	$13.95	$9.98		$24.56
Total Return(2)	87.26%	39.78%	(53.03%)		22.80%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	3.12%	10.51%	9.85	%(4)	21.74	%(4)
Expenses, net of waiver (Note 2)	0.89%	0.89%	0.96	%(4)	1.45	%(4)
Net investment income (loss)	2.67%	1.91%	(0.48%)		(1.40%)
Portfolio turnover rate(2)	456.06%	413.89%	231.67%		0.00%
Net assets, end of period (000’s)	$882	$424	$232		$491

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.83% and 0.94%, respectively for the year ended October 31, 2022; and 21.54% and 1.25%, respectively for the period ended October 31, 2021.

*Inception date

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial StatementsOctober 31, 2024

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Vest US Large Cap 10% Buffer Strategies Fund (“10% Buffer”), the Vest US Large Cap 20% Buffer Strategies Fund (“20% Buffer”), and the Vest Bitcoin Strategy Managed Volatility Fund (“Bitcoin”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats”) is a diversified series of the Trust. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. 10% Buffer’s inception dates were August 23, 2016 for Institutional Class, December 7, 2016 for Investor Class and July 24, 2018 for Classes A, C, and Y. 20% Buffer’s inception dates were December 21, 2016 for Institutional Class, January 31, 2017 for Investor Class and Class A and July 24, 2018 for Classes C and Y. Dividend Aristocrat’s inception dates were September 11, 2017 for Institutional Class, Investor Class, Classes A and C and July 24, 2018 for Class Y. Bitcoin’s inception date was August 13, 2021 for Institutional Class, Investor Class and Class Y. The Funds’ Class R Shares commenced operations on May 2, 2024.

The investment objectives of the 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin Funds (collectively the “Funds”) are as follows:

Fund	Objective
10% Buffer	Capital appreciation.
20% Buffer	Capital appreciation.
Dividend Aristocrats	To track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”).
Bitcoin	To seek total return.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices or fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the Funds’ adviser under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of each of the Fund’s assets to Vest Financial, LLCSM (the “Adviser”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Generally, trading in corporate bonds, US government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2024

FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used by the will be approved by the Board and results will be monitored by the Valuation Designee to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of October 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
10% Buffer
Assets
Money Market Fund	$958,549	$—	$—	$958,549
Call Options Purchased	—	429,428,401	—	429,428,401
Put Options Purchased	—	10,083,842	—	10,083,842
	$958,549	$439,512,243	$—	$440,470,792

Liabilities
Call Options Written	$—	$(10,772,730)	$—	$(10,772,730)
Put Options Written	—	(5,389,158)	—	(5,389,158)
	$—	$(16,161,888)	$—	$(16,161,888)

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2024

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
20% Buffer
Assets
Money Market Fund	$1,022,492	$—	$—	$1,022,492
Call Options Purchased	—	120,725,388	—	120,725,388
Put Options Purchased	—	2,876,141	—	2,876,141
	$1,022,492	$ 123,601,529	$—	$124,624,021

Liabilities
Call Options Written	$—	$(6,291,409)	$—	$(6,291,409)
Put Options Written	—	(850,265)	—	(850,265)
	$—	$(7,141,674)	$—	$(7,141,674)

Dividend Aristocrats
Assets
Common Stocks	$62,030,100	$—	$—	$62,030,100
Money Market Fund	387,931	—	—	387,931
	$62,418,031	$—	$—	$62,418,031

Liabilities
Call Options Written	$(59,430)	$—	$—	$(59,430)
	$(59,430)	$—	$—	$(59,430)
Bitcoin
Money Market Fund	$6,313,614	$—	$—	$6,313,614
	$6,313,614	$—	$—	$6,313,614
Other Financial Instruments
Futures Contracts*	$169,878	$—	$—	$169,878
	$169,878	$—	$—	$169,878

*Other financial instruments are derivative instruments such as futures contracts and are valued at the unrealized appreciation (depreciation) of the instrument.

Refer to each Fund’s Schedules of Investments for a listing of the securities by security type. The Funds held no Level 3 securities at any time during the year ended October 31, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

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Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash Deposits with Brokers and Due to Broker

Cash deposits with brokers are held as collateral for options written. As of October 31, 2024, $1,995, $1,378, $6,368 and $982,630 were the cash deposits with brokers for 10% Buffer, 20% Buffer, Aristocrats and Bitcoin, respectively. There were no due to broker amounts for the Funds as of October 31, 2024.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended October 31, 2024, such reclassifications were due to the write off of net operating loss for 10% Buffer and 20% Buffer, capital gains from redemptions in-kind for 10% Buffer and the utilization of earnings and profits distributed to shareholders on redemption of shares for Dividend Aristocrats and Bitcoin. Vest Cayman Subsidiary I, as a wholly owned subsidiary of the Bitcoin Fund, is legally separate from the Bitcoin Fund and is treated as an independent company for taxation purposes.

	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Paid-in capital	$5,874,463	$(207,680)	$45,748	$784,087
Distributable earnings	(5,874,463)	207,680	(45,748)	(784,087)

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset

FINANCIAL STATEMENTS | OCTOBER 31, 2024

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value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The 10% Buffer, 20% Buffer and Dividend Aristocrats Funds currently offer Class A, Class C, Class R, Class Y, Investor Class and Institutional Class Shares. The Bitcoin Fund currently offers Class R, Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions on shares held for 30 days or less.

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. 10% Buffer and 20% Buffer use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Bitcoin Fund may invest in exchange-traded Bitcoin futures contracts (whether directly or through the Vest Subsidiary). Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the Bitcoin Fund’s futures contract positions at any time. The Funds are subject to the requirements of Rule 18f-4 under the 1940 Act and have adopted policies and procedures to manage risks concerning their use of derivatives. The following are the derivatives held by each fund on October 31, 2024:

Fund	Derivative	Value Asset Derivatives
10% Buffer	Options Purchased – Call	$429,428,401
	Options Purchased – Put	10,083,842
		$439,512,243	*

20% Buffer	Options Purchased – Call	$120,725,388
	Options Purchased – Put	2,876,141
		$123,601,529	*

Bitcoin	Futures Contracts	$169,878	**

Fund	Derivative	Value Liability Derivatives
10% Buffer	Options Written – Call	$(10,772,730)
	Options Written – Put	(5,389,158)
		$(16,161,888	)***

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Fund	Derivative	Value Liability Derivatives
20% Buffer	Options Written – Call	$(6,291,409)
	Options Written – Put	(850,265)
		$(7,141,674	)***

Dividend Aristocrats	Options Written – Call	$(59,430	)***

* Statements of Assets and Liabilities location: Investments at value.

** Statements of Assets and Liabilities location: Unrealized appreciation of open futures contracts.

*** Statements of Assets and Liabilities location: Options written, at value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the 10% Buffer, 20% Buffer and Dividend Aristocrats Funds and commodity risk for the Bitcoin Fund for the year ended October 31, 2024 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
10% Buffer	Options Purchased – Call	$20,732,614	86,746,068
	Options Purchased – Put	(24,326,117)	(74,526)
		$(3,593,503)	$86,671,542

	Options Written – Call	$(17,485,826)	$(8,632,495)
	Options Written – Put	13,092,256	$(3,043,238)
		$(4,393,570)	$(11,675,733)

20% Buffer	Options Purchased – Call	$113,510	$17,163,438
	Options Purchased – Put	(2,523,364)	(1,178,958)
		$(2,409,854)	$15,984,480

	Options Written – Call	$(5,716,111)	$(3,485,831)
	Options Written – Put	775,609	(47,383)
		$(4,940,502)	$(3,533,214)

Dividend Aristocrats	Options Written – Call	$2,335,637	$208,489

Bitcoin	Futures Contracts	$1,871,978	$46,546

*Statements of Operations location: Net realized gain (loss) on options purchased, options written, and futures contracts, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on options purchased, options written, and futures contracts, respectively.

FINANCIAL STATEMENTS | OCTOBER 31, 2024

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Notes to Financial Statements - continuedOctober 31, 2024

The following indicates the average monthly volume for the year ended October 31, 2024 are as follows:

	Average monthly notional value of:
Fund	Derivative	Notional Value
10% Buffer	Options Purchased	$870,385,113
	Options Written	(876,151,880)

20% Buffer	Options Purchased	171,766,605
	Options Written	(173,450,006)

Dividend Aristocrats	Options Written	(7,157,203)

Bitcoin	Futures Contracts	2,931,532

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

10% Buffer and 20% Buffer use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

10% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 10% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

10% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large cap equity index (the “Index”),

FINANCIAL STATEMENTS | OCTOBER 31, 2024

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such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 10% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with 10% Buffer’s 80% Test, 10% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 10% Buffer will consider the market value of its FLEX Options positions.

20% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 20% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

20% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 20% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, 20% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 20% Buffer will consider the market value of its FLEX Options positions.

Dividend Aristocrats is designed with the primary goal of generating an annualized level of income that is approximately 10% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating limited capital appreciation based on returns of the equity components of the S&P 500® Dividend Aristocrats® Index. The Index investment strategy includes, (1) buying an equally weighted portfolio of stocks of companies that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”) and (2) partially writing hypothetical weekly US exchange-traded covered call options on each of the stocks.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received

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Notes to Financial Statements - continuedOctober 31, 2024

from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Underlying Investment in Other Investment Companies

10% Buffer and 20% Buffer seek to achieve their investment objectives by investing a portion of their assets in an exchange traded fund (an “ETF”). The Funds may redeem their investments from the ETF at any time if the Adviser determines that it is in the best interest of the Funds, and their shareholders to do so. As of October 31, 2024, none of the Funds respective net assets were invested in an ETF.

Futures Contracts

Futures contracts are financial contracts, the value of which depends on, or is derived from an underlying reference asset. In the case of Bitcoin Futures, the underlying reference asset is Bitcoin. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained.

Consolidation of Subsidiary

The Bitcoin Fund may invest up to 25% of its total assets in its subsidiary, Vest Cayman Subsidiary I, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Bitcoin Fund include the accounts of the Vest Cayman Subsidiary I. All inter-company accounts and transactions have been eliminated in the consolidation for the Bitcoin Fund. The Vest Cayman Subsidiary I is advised by the Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Bitcoin Fund’s investment objectives and policies specified in the Bitcoin Fund’s prospectus and statement of additional information. The Vest Cayman Subsidiary I will generally invest in derivatives, including futures, and other investments intended to serve as margin or collateral for futures positions. The inception date of the Vest Cayman Subsidiary I was August 13, 2021. As of October 31, 2024, net assets of the Bitcoin Fund were $7,590,252, of which $1,152,508, or approximately 15.18%, represented the Bitcoin Fund’s ownership of the shares of the Vest Cayman Subsidiary I.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services, and receives of monthly fee computed at an annual rate based on the daily net assets of each Fund. For Bitcoin Fund the rate is 1.00% and for the 10% Buffer, 20% Buffer and Dividend Aristocrats Fund the rate is computed in accordance with the following fee schedule:

Asset Breakpoint	Rate
$0-$249,999,999.99	0.75%
$250,000,000-$749,999,999.99	0.65%
$750,000,000-$1,499,999,999.99	0.60%
$1,500,000,000-$4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

FINANCIAL STATEMENTS | OCTOBER 31, 2024

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Notes to Financial Statements - continuedOctober 31, 2024

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of 10% Buffer, 20% Buffer and Dividend Aristocrats, except for the Class Y Shares and Class R Shares, where the Adviser has agreed to limit total expenses to 0.70% and 0.49%, respectively. Total expenses are limited to 0.99% of the average daily net assets of each class of Bitcoin, except for the Class Y Shares and Class R Shares, where the Adviser has agreed to limit the total expenses to 0.89% and 0.49%, respectively. The Adviser may not terminate this expense limitation agreement prior to February 28, 2025 for 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the year ended October 31, 2024, the Adviser earned and waived advisory fees and pursuant to the expense limitation arrangements as described below:

Fund		Management Fees Earned	Management Fees Waived	Expenses Reimbursed
10% Buffer	0.71%	$3,066,940	$717,843	$—
20% Buffer	0.75%	609,662	217,284	—
Dividend Aristocrats	0.75%	485,768	267,762	—
Bitcoin	1.00%	46,662	46,662	53,114

The total amount of recoverable reimbursements as of October 31, 2024 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2025	2026	2027	Total
10% Buffer	$592,426	$717,305	$717,843	$2,027,574
20% Buffer	72,336	151,913	217,284	441,533
Dividend Aristocrats	239,970	250,039	267,762	757,771
Bitcoin	77,892	82,890	99,776	260,558

The Board has adopted a Distribution and Service Plan for the Funds’ Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to Foreside Fund Services, LLC (“Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

10% Buffer, 20% Buffer and Dividend Aristocrats have adopted a shareholder services plan with respect to their Investor Class, Institutional Class, Class A and Class C Shares. Under the shareholder services plan, 10% Buffer, 20% Buffer and Dividend Aristocrats may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. Bitcoin has adopted a shareholder services plan with respect to its Investor Class and Institutional Class pursuant to which Bitcoin may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2024

bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

For the year ended October 31, 2024, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
10% Buffer	Institutional	Shareholder servicing	$235,726
10% Buffer	Investor	Shareholder servicing	31,793
10% Buffer	A	Shareholder servicing	6,369
10% Buffer	C	Shareholder servicing	9,122
10% Buffer	Investor	12b-1	54,093
10% Buffer	A	12b-1	11,349
10% Buffer	C	12b-1	60,816
20% Buffer	Institutional	Shareholder servicing	54,055
20% Buffer	Investor	Shareholder servicing	14,193
20% Buffer	A	Shareholder servicing	3,285
20% Buffer	C	Shareholder servicing	3,905
20% Buffer	Investor	12b-1	23,656
20% Buffer	A	12b-1	1,278
20% Buffer	C	12b-1	26,031
Dividend Aristocrats	Institutional	Shareholder servicing	25,986
Dividend Aristocrats	Investor	Shareholder servicing	6,193
Dividend Aristocrats	A	Shareholder servicing	3,034
Dividend Aristocrats	C	Shareholder servicing	372
Dividend Aristocrats	Investor	12b-1	$8,642
Dividend Aristocrats	A	12b-1	8,416
Dividend Aristocrats	C	12b-1	23,174
Bitcoin	Institutional	Shareholder servicing	1,905
Bitcoin	Investor	Shareholder servicing	6,731
Bitcoin	Investor	12b-1	6,731

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are accrued daily and paid monthly. For the year ended October 31, 2024, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
10% Buffer	$346,093	$29,630	$127,100
20% Buffer	65,016	17,790	25,958
Dividend Aristocrats	51,791	7,743	19,646
Bitcoin	3,644	4,089	13,951

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2024

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds. For the year ended October 31, 2024, Watermark received the following fees from the Funds:

10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
$43,168	$6,517	$6,434	$330

NOTE 3 – INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding than short-term securities for the year ended October 31, 2024, were as follows:

Fund	Purchases	Sales
10% Buffer	$225,473,534	$229,546,384
20% Buffer	85,275,517	19,714,360
Dividend Aristocrats	345,750,682	351,295,393
Bitcoin	6,116,516	5,746,700

For the year ended October 31, 2024, in-kind transactions associated with redemptions for 10% Buffer were $40,699,550 and the related realized gains were $9,326,957.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions for the years ended October 31, 2024 and 2023 were as follows:

	Year ended October 31, 2024
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$4,372,547	$268,201
Realized gains	—	—	3,153,037	—
	$—	$—	$7,525,584	$268,201

FINANCIAL STATEMENTS | OCTOBER 31, 2024

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Notes to Financial Statements - continuedOctober 31, 2024

	Year ended October 31, 2023
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$3,264,912	$—
Realized gains	—	—	790,712	—
	$—	$—	$4,055,624	$—

As of October 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Accumulated net investment income (accumulated deficits)	$(2,961,703)	$(577,566)	$—	$1,244,250
Accumulated net realized gain (loss)	(10,153,925)	(1,633,341)	1,900,157	—
Other losses	—	—	(921,668)	—
Net unrealized appreciation (depreciation)	86,578,081	15,754,178	7,200,550	—
	$73,462,453	$13,543,271	$8,179,039	$1,244,250

As of October 31, 2024, Dividend Aristocrats had outstanding straddle loss deferrals of $921,668.

Under current tax law, late-year ordinary losses realized after December 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds elected to defer late year ordinary losses as follows:

Fund
10% Buffer	$2,961,703
20% Buffer	577,566

As of October 31, 2024: 10% Buffer had a capital loss carryforward of $10,153,925, of which $9,469,155 is considered short term and $684,770 is considered long term; 20% Buffer had a capital loss carryforward of $1,633,341, all of which is considered long term. These losses may be carried forward indefinitely. During the year ended October 31, 2024, 10% Buffer utilized $12,585,608 of capital loss carryforward generated in previous years.

Cost of investments for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
10% Buffer	$337,730,823	$102,058,861	$(15,480,780)	$86,578,081
20% Buffer	101,728,169	20,972,720	(5,218,542)	15,754,178
Dividend Aristocrats	55,158,052	15,144,927	(7,944,377)	7,200,550
Bitcoin	6,313,614	—	—	—

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sales.

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2024

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

10% Buffer
	Year ended October 31, 2024
	Institutional Class	Investor Class	Class A	Class C	Class R	Class Y
Shares sold	4,223,399	125,647	27,324	43,351	1,015	8,459,934
Shares reinvested	—	—	—	—	—	—
Shares redeemed	(5,349,929)	(154,777)	(25,601)	(83,941)	(22)	(10,511,286)
Net increase (decrease)	(1,126,530)	(29,130)	1,723	(40,590)	993	(2,051,352)

10% Buffer
	Year ended October 31, 2023
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	5,772,669	285,719	48,841	67,277	8,420,175
Shares reinvested	—	—	—	—	—
Shares redeemed	(7,201,528)	(477,865)	(18,847)	(58,471)	(6,889,820)
Net increase (decrease)	(1,428,859)	(192,146)	29,994	8,806	1,530,355

20% Buffer
	Year ended October 31, 2024
	Institutional Class	Investor Class	Class A	Class C	Class R	Class Y
Shares sold	11,559,400	768,255	81,993	117,631	1	5,891,787
Shares reinvested	—	—	—	—	—	—
Shares redeemed	(9,576,665)	(141,331)	(14,504)	(32,489)	—	(146,701)
Net increase (decrease)	1,982,735	626,924	67,489	85,142	1	5,745,086

20% Buffer
	Year ended October 31, 2023
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	14,692,111	584,675	28,197	308,937	29,701
Shares reinvested	—	—	—	—	—
Shares redeemed	(13,242,932)	(131,436)	(11,732)	(34,986)	(28)
Net increase (decrease)	1,449,179	453,239	16,465	273,951	29,673

Dividend Aristocrats
	Year ended October 31, 2024
	Institutional Class	Investor Class	Class A	Class C	Class R	Class Y
Shares sold	286,263	181,291	21,186	13,894	1	172,851
Shares reinvested	230,836	30,147	30,927	16,047	—	283,189
Shares redeemed	(1,306,008)	(76,316)	(125,515)	(24,674)	—	(63,705)
Net increase (decrease)	(788,909)	135,122	(73,402)	5,267	1	392,335

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2024

Dividend Aristocrats
	Year ended October 31, 2023
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	323,354	65,824	16,852	2,804	659,228
Shares reinvested	149,918	19,243	15,655	7,017	115,604
Shares redeemed	(1,154,664)	(253,787)	(45,446)	(29,651)	(45,220)
Net increase (decrease)	(681,392)	(168,720)	(12,939)	(19,830)	729,612

Bitcoin
	Year ended October 31, 2024
	Institutional Class	Investor Class	Class R	Class Y
Shares sold	186,364	331,832	16,277	3,796
Shares reinvested	2,190	10,265	—	3.933
Shares redeemed	(113,279)	(220,310)	—	(4)
Net increase (decrease)	75,275	121,787	16,277	7,725

Bitcoin
	Year ended October 31, 2023
	Institutional Class	Investor Class	Class Y
Shares sold	22,992	88,009	7,169
Shares reinvested	—	—	—
Shares redeemed	(29,663)	(60,953)	—
Net increase (decrease)	(6,671)	27,056	7,169

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of October 31, 2024, Bitcoin had 83.18% of the value of its net assets in a money market fund.

NOTE 7 – PORTFOLIO TURNOVER RATE RISK

A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The Funds’ portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2024

NOTE 8 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders of Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written (including the consolidated statement of assets and liabilities, consolidated schedule of investment and consolidated schedule of futures contracts of Vest Bitcoin Strategy Managed Volatility Fund), of World Funds Trust comprising the funds listed below (the “Funds”) as of October 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund and Vest S&P 500® Dividend Aristocrats Target Income Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021, and 2020
Vest Bitcoin Strategy Managed Volatility Fund	Consolidated for the year ended October 31, 2024	Consolidated for the years ended October 31, 2024 and 2023	Consolidated for the years ended October 31, 2024, 2023, 2022 and for the period from August 13, 2021 (commencement of operations) through October 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodians and brokers. Our audits also included

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Report of Independent Registered Public Accounting Firm - continued

evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 30, 2024

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. The election of Trustees was approved by shareholders of the Trust based on the following results:

Total Outstanding Shares: 195,946,387

Total Shares Voted: 129,095,648

	Dr. David J. Urban	Mary Lou H. Ivey	Laura V. Morrison
Voted For:	121,513,139	127,006,507	128,734,725
Voted Against:	—	—	—
Abstained:	7,582,508	2,089,141	360,923

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Advisory Agreement Renewal

This annual report pertains only to the Vest US Large Cap 10% Buffer Strategies Fund, the Vest US Large Cap 20% Buffer Strategies Fund, the Vest S&P 500® Dividend Aristocrats Target Income Fund, and the Vest Bitcoin Strategy Managed Volatility Fund; however, the disclosure below pertains to those funds and the Vest US Large Cap 10% Buffer Strategies VI Fund and the Vest US Large Cap 20% Buffer Strategies VI Fund, the additional funds that are part of the Vest Family of Funds’ Investment Advisory Agreements approval.

At a meeting held on September 24-25, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreements (the “Vest Advisory Agreements”) between Vest Financial LLC (“Vest”) and the Trust, on behalf of the “Vest Funds” (defined below) which includes: the Vest US Large Cap 10% Buffer Strategies Fund (“10% Buffer Fund”), the Vest US Large Cap 20% Buffer Strategies Fund (“20% Buffer Fund”), the Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats Fund”), the Vest Bitcoin Strategy Managed Volatility Fund (“Bitcoin Fund”), the Vest US Large Cap 10% Buffer Strategies VI Fund (“10% Buffer VI Fund”) and the Vest US Large Cap 20% Buffer Strategies VI Fund (“20% Buffer VI Fund”) (collectively, the “Vest Funds,”), including the following material factors: (i) the nature, extent, and quality of the services provided by Vest; (ii) the investment performance of the Vest Funds; (iii) the costs of the services provided and profits realized by Vest from its relationship with the Vest Funds; (iv) the extent to which economies of scale would be realized if the Vest Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Vest Funds’ shareholders; and (v)  Vest’s practices regarding possible conflicts of interest and benefits received by Vest. The Board reflected on its discussions regarding the Vest Advisory Agreements with representatives from Vest earlier in the Meeting.

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Supplemental Information (unaudited) (continued)

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. In assessing these factors and reaching its decisions, the Board took into consideration information specifically provided by Vest during the approval process, including information presented to the Board during the Meeting, and other meetings of the Board. The Board also considered information regarding the expense limitation arrangements and the manner in which the Vest Funds are managed. The Board requested and was provided with information and reports relevant to the approval of the Vest Advisory Agreements, including: (i) reports regarding the services provided to the Vest Funds and their shareholders; (ii) presentations by Vest management addressing the investment strategy, personnel, and operations utilized in managing the Vest Funds; (iii) disclosure information contained in the registration statement of the Trust, including the investment descriptions of the Vest Funds, and the Form ADV of Vest; (iv)  the investment performance of the Vest Funds; (v) periodic commentary on the reasons for the performance; (vi) compliance reports concerning the Vest Funds and Vest; and (vii) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Vest Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Vest, including financial information, a description of personnel and the services provided to the Vest Funds, information on investment advice, performance, summaries of expenses for the Vest Funds, its compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Vest Funds; and (iii) benefits to be realized by Vest from its relationship with the Trust and the Vest Funds. In deciding whether to approve the Vest Advisory Agreements, the Trustees considered numerous factors, including:

1.Nature, Extent, and Quality of Services Provided by Vest

In this regard, the Board considered the responsibilities of Vest under the Vest Advisory Agreements. The Board reviewed the services provided by Vest to the Vest Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the Vest Funds’ investment objectives and limitations and the efforts of Vest to promote the Vest Funds and grow assets. The Board considered: Vest’s staffing, personnel, and methods of operating; the education and experience of its personnel; its compliance programs, policies and procedures; and its financial condition. The Board also considered the expense limitation arrangements that are currently in place for the Vest Funds. After reviewing the foregoing and further information from Vest, the Board concluded that the nature, extent and quality of the services provided by Vest were satisfactory and adequate for the Vest Funds.

2.Investment Performance of the Vest Funds

The Board compared the performance of each of the Vest Funds to peer groups of other funds selected by Broadridge using Morningstar data as being comparable to each of the Vest Funds in terms of investment style, share class characteristics and asset levels for each comparative fund. The Board noted that peers were selected by Broadridge from Morningstar’s Options Trading category for the 10% Buffer Fund, the 10% Buffer VI Fund, the 20% Buffer Fund, and the 20% Buffer VI Fund; from Morningstar’s Derivative Income category for Dividend Aristocrats Fund and from Morningstar’s Digital Assets category for the Bitcoin Fund (each, a “Peer Group”). The Board noted the performance of the Vest Funds in light of various risk measurements as provided by Broadridge.

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Supplemental Information (unaudited) (continued)

In regard to the Dividend Aristocrats Fund, the Trustees considered that for the one-year and three-year periods ended July 31, 2024, the Dividend Aristocrats Fund underperformed its benchmark index and medians of both its Peer Group and category. The Board also noted that the Dividend Aristocrats Fund slightly underperformed as compared to the performance of its Peer Group and category median but outperformed its benchmark index for the five-year period ended July 31, 2024. The Trustees also considered the performance of a comparable fund managed by Vest with a similar investment objective to the Dividend Aristocrats Fund. The Trustees noted that the Dividend Aristocrats Fund underperformed compared to the performance of this similar fund during the one-year period ended June 30, 2024. The Trustees considered the reasons for the difference in performance, which they deemed reasonable.

In regard to the 10% Buffer Fund, the Trustees considered that for the one-year, three-year and five-year periods ended July 31, 2024, the 10% Buffer Fund underperformed its benchmark index but outperformed its Peer Group and category medians. The Trustees considered the performance of a fund managed by Vest with a similar investment objective to the 10% Buffer Fund. During the one-year period ended June 30, 2024, the Trustees noted that the 10% Buffer Fund outperformed compared to the performance of the similar fund and the Trustees considered the reasons for the difference in performance, which they deemed reasonable.

In regard to the 20% Buffer Fund, the Trustees considered that for the one-year period ended July 31, 2024, the 20% Buffer Fund underperformed its Peer Group and category medians and its benchmark index. The Trustees further considered that for the three-year and five-year periods ended July 31, 2024, the 20% Buffer Fund outperformed its Peer Group and category medians, while it underperformed its benchmark index.

In regard to the Bitcoin Fund, the Trustees considered that for the one-year period ended July 31,2024, the Bitcoin Fund’s performance was in line with its Peer Group median and slightly underperformed the category median. The Bitcoin Fund outperformed its benchmark index during this one-year period and was more volatile than its benchmark index. The Trustees noted that the number of funds in the Digital Assets category is limited and the Peer Group, including the Bitcoin Fund, consisted of two funds.

In regard to the 10% Buffer VI Fund, the Trustees considered that for the one-year period ended July 31, 2024, the Fund outperformed its category median and its Peer Group median.

Further, with respect to the 20% Buffer VI Fund, the Trustees considered that for the one-year period ended July 31, 2024, the 20% Buffer VI Fund underperformed Category median but outperformed its Peer Group median.

Based on the foregoing, the Board concluded that the investment performance of each of the Vest Funds was satisfactory.

3.Costs of Services Provided and Profits Realized by Vest from the Relationship with the Vest Funds

In this regard, the Board considered Vest’s staffing, personnel, and methods of operating; the financial condition of Vest and the level of commitment to the Vest Funds by Vest’s principals and its parent company; the benefits for Vest in managing the Vest Funds; the overall expenses of the Vest Funds; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Vest regarding its profits associated with managing the Vest Funds. The Board compared the fees and expenses of the Vest Funds (including the advisory fee) to those of their Peer Groups consisting of other funds comparable to them in terms of investment style, share class characteristics and asset levels for each comparative fund.

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Supplemental Information (unaudited) (continued)

The Board noted that with respect to the Dividend Aristocrats Fund, the Fund’s net advisory fee was higher than the category and Peer Group medians, while the Fund’s net expense ratio was equal to its Peer Group median and higher than its category median. With respect to the 10% Buffer Fund, the Board noted that the Fund’s net advisory fee was in line with the category and Peer Group medians and net expense ratio was lower than the category and Peer Group medians. With respect to the 20% Buffer Fund, the Board noted that the Fund’s net advisory fee was higher than that of its category median and its Peer Group median, while the Fund’s net expense ratio was lower than its Peer Group median and category median. Further, the Board noted that with respect to the Bitcoin Fund, the Fund’s net advisory fee was equal with the Peer Group median and equal to the category median. The Board also noted that the net expense ratio for the Bitcoin Fund was lower than the Peer Group and category medians.

The Board observed that the gross advisory fee for the 10% Buffer VI Fund and the 20% Buffer VI Fund is among the highest among their Peer Group and category. However, the Board then considered a comparison of the net advisory fee and net expense ratio of the 10% Buffer VI Fund and the 20% Buffer VI Fund. The Board noted that with respect to each of these Vest Funds, the net advisory fee was lower than the Peer Group median and category median, although each of these Vest Fund’s net expense ratio was higher than the respective Fund’s Peer Group median and category median.

The Board considered the expense limitation arrangements in place for each of the Vest Funds through February 28, 2025 with respect to the 10% Buffer Fund, the 20% Buffer Fund, the Dividend Aristocrats Fund, and the Bitcoin Fund, and through April 30, 2025 with respect to the 10% Buffer VI Fund and the 20% Buffer VI Fund. The Board considered the fees of the Dividend Aristocrats Fund and the 10% Buffer Fund under the Vest Advisory Agreement relative to the similar funds managed by Vest, and the reasons for the differences in fees. The Trustees determined that the differences were reasonable under the circumstances. The Board considered the profitability of Vest in managing the Vest Funds. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the profitability of and the fees paid to Vest under the Vest Advisory Agreements were fair and reasonable.

4.Extent to Which Economies of Scale Would be Realized as the Vest Funds Grow and Whether Advisory Fee Levels Reflect these Economies of Scale for the Benefit of the Vest Funds’ Investors

In this regard, the Board considered the Vest Funds’ fee arrangements with Vest, including the economies of scale to be experienced by shareholders as assets increase due to the breakpoints in place with respect to each of the Vest Funds’ advisory fees, except the Bitcoin Fund, the 10% Buffer VI Fund and the 20% Buffer VI Fund each of which pay the same advisory fee rate at all asset levels. The Trustees also noted that the Vest Funds would benefit from economies of scale under its agreements with some of its service providers other than Vest. The Board also considered the expense caps in place for the Vest Funds through February 28, 2025 with respect to the 10% Buffer Fund, 20% Buffer Fund, the Dividend Aristocrats Fund, and the Bitcoin Strategy Managed Volatility Fund, and April 30, 2025 with respect to the 10% Buffer VI Fund and the 20% Buffer VI Fund, from which shareholders will immediately benefit. Following further discussion of the Vest Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Vest Funds’ fee arrangements with Vest were fair and reasonable in relation to the nature, extent and quality of the services provided by Vest and that the expense limitation arrangements provided potential savings or protection for the benefit of the Vest Funds’ shareholders.

5.Possible Conflicts of Interest and Other Benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Vest Funds; the basis of decisions to buy or sell securities for the Vest Funds; the method for allocating portfolio securities transactions for clients; the substance and administration of Vest’s Code of Ethics and other relevant policies described in Vest’s Form ADV. It was noted that Vest currently does not have any “soft dollar”

FINANCIAL STATEMENTS | OCTOBER 31, 2024

THE VEST FAMILY OF FUNDS
Supplemental Information (unaudited) (continued)

arrangements and does not participate in any commission recapture programs. Following further consideration and discussion, the Board indicated that Vest’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by Vest from managing the Vest Funds were satisfactory.

The Board did not identify any particular information that was most relevant to its consideration to approve the Vest Advisory Agreements and each Trustee may have afforded different weight to the various factors. After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Vest Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the Vest Advisory Agreements for another one-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 6, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 6, 2025

* Print the name and title of each signing officer under his or her signature.